                                                -------------------------------
                                                OMB APPROVAL
                                                OMB Number: 3235-0570
                                                Expires: November 30, 2005
                                                Estimated average burden
                                                hours per response ....... 5.0
                                                -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number__________811-8494____________________________
______________________________LEADER Mutual Funds_______________________________
               (Exact name of registrant as specified in charter) ___________________3435 Stelzer Road, Columbus, Ohio 43219-8006_________________
               (Address of principal executive offices) (Zip code)
______ BISYS Fund Services__3435 Stelzer Road, Columbus, Ohio 43219-8006________
                     (Name and address of agent for service)
Registrant's telephone number, including area code:____614-470-8000_____________

Date of fiscal year end:_______August 31, 2004__________________

Date of reporting period:________February 29, 2004______________

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                         [LEADER LOGO] MUTUAL FUNDS(R)
                         -----------------------------

                               FEBRUARY 29, 2004

                                                      LEADER GROWTH EQUITY FUND
                                                    LEADER GROWTH & INCOME FUND
                                                           LEADER BALANCED FUND
                                                    LEADER TAX-EXEMPT BOND FUND
                                                  LEADER INTERMEDIATE BOND FUND
                                                    LEADER SHORT TERM BOND FUND
                                            LEADER TAX-EXEMPT MONEY MARKET FUND
                                                       LEADER MONEY MARKET FUND



SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SEMI-ANNUAL REPORT

FEBRUARY 29, 2004

Letter from the President .............................................  1

LEADER Growth Equity Fund .............................................  2

LEADER Growth & Income Fund ...........................................  3

LEADER Balanced Fund ..................................................  4

LEADER Tax-Exempt Bond Fund ...........................................  5

LEADER Intermediate Bond Fund .........................................  6

LEADER Short Term Bond Fund ...........................................  7

LEADER Tax-Exempt Money Market Fund ...................................  8

LEADER Money Market Fund ..............................................  9

Glossary of Terms ..................................................... 10

Schedules of Portfolio Investments . .................................. 11

Statements of Assets and Liabilities .................................. 34

Statements of Operations .............................................. 36

Statements of Changes in Net Assets ................................... 38

Financial Highlights .................................................. 46

Notes to the Financial Statements ..................................... 52

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-219-4182 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH CONTAINS THE INVESTMENT OBJECTIVES, RISKS, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION ABOUT THE FUNDS. THE LEADER MUTUAL FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.

      LEADER MUTUAL FUNDS - ARE NOT FDIC INSURED - HAVE NO BANK GUARANTEE
                                - MAY LOSE VALUE

                                                       LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER,

   We are pleased to present the enclosed semi-annual report for the LEADER Mutual Funds. You will find information on fund strategy and investments, as well as performance for the six-month period ending February 29, 2004.

ECONOMIC GROWTH FUELS OPTIMISM

   The U.S. economy continued to build on its previous gains, helping to invigorate the stock market and generate investor optimism. Encouraging news about corporate profits combined with respectable consumer spending and a surge in business spending helped fuel the positive backdrop.

   At the same time, the continuation of the low interest rate environment, the Federal Reserve's willingness to keep the federal funds rate at its historic low of 1%, and improving credit quality among corporate debt issuers kept the bond market in positive territory, albeit not as positive as in previous periods. Looking ahead, it seems likely the Federal Reserve will start raising rates, but the timing may depend on the pace and magnitude of the jobs-market recovery.

KEEP KEY PRINCIPLES IN SIGHT

   We remain optimistic toward the potential for stock market growth, but it's important to keep in mind that now is not a time to abandon your long-term, diversified investment strategy. As financial market events throughout the last several years have demonstrated, maintaining a diversified portfolio of stock and bond investments may be the best approach to help capture returns from markets on the upswing and protect against losses due to markets suffering periodic downturns.

   It's also important to maintain a long-term perspective when evaluating your portfolio's performance. Indeed, the stock and bond markets each have generated attractive performance during recent short-term reporting periods. But what really matters are the long-term results you realize from your investments. Your investment representative can help you evaluate your portfolio's performance and make sure your diversified mix of investments is designed to help generate the long-term performance potential your goals demand.

OUR THANKS TO YOU

   As always, we appreciate the support, confidence and trust you continue to place in the LEADER Mutual Funds. We remain committed to helping you pursue your investment goals with our mutual fund family. If you have any questions about your account or funds, please call us at 800-219-4182.

   Sincerely,

   /s/ R. Jeffrey Young
   R. Jeffrey Young
   President

   The foregoing information and opinions are for general information only. Union Planters Investment Advisors, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

 LEADER GROWTH EQUITY FUND

       PORTFOLIO MANAGER:   Paul B. Anderson, President & CIO, Union Planters
                            Investment Advisors
                            Walter A. Hellwig, Senior Vice President, Union
                            Planters Investment Advisors


   OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Growth Equity Fund seeks capital appreciation. The Fund primarily invests in common stocks of companies the advisor believes have above-average growth potential.

   INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

   Q&A------------------------------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURN AS OF
                                               FEBRUARY 29, 2004
                                       ---------------------------------
                                         SIX
                                       MONTHS*  1 YEAR   5 YEAR   10 YEAR
                                       -------  ------   ------   -------
     INVESTOR A SHARES
       exclusive of sales load          9.31%    31.08%   0.28%   9.40%
     ---------------------------------------------------------------------
       with sales load
       (maximum 5.50%)                  3.32%    23.91%  -0.85%   8.78%


   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The LEADER Growth Equity Fund commenced operations on December 9, 2002, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by Union Planters Investment Advisors, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods prior to the commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. (*)Aggregate

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

   For the six-month period ended February 29, 2004, the Fund's total return lagged its benchmark and peer group. The S&P 500 Index(1) posted a total return of 14.59% and the Fund's peer group, the Lipper Large-Cap Growth Funds Average(1), posted a total return of 9.91%. The Fund's underperformance partly was due to the market's continued preference for higher-risk sectors and stocks, which we do not emphasize.

WHAT WERE YOUR KEY STRATEGIES?

   We attempted to take advantage of above-trend economic growth by focusing on stocks in the technology sector, which benefited from an earnings rebound, and stocks in cyclical industries, which generally outperform in periods of strong economic growth. Over-weighting the technology, basic materials, energy and cyclical industries helped the Fund's performance during the period. But, a technology stock sell-off in February, which was sparked by political issues, terrorism worries and valuation concerns, offset some earlier gains.(2)

HOW WAS THE FUND INVESTED?

   As of February 29, 2004, the Fund's portfolio was invested in 58 companies representing 14 industries. The Fund's 10 largest equity holdings represented approximately 28.7% of the portfolio.(2)

WHAT WERE THE TOP TEN HOLDINGS AS OF FEBRUARY 29, 2004?

As a percentage net assets our top ten holdings were(2):

        QUALCOMM, Inc.                          4.2%
        Zimmer Holdings, Inc.                   3.0%
        Network Appliance, Inc.                 2.9%
        Applied Materials, Inc.                 2.8%
        Xilinx Corp.                            2.8%
        Texas Instruments, Inc.                 2.7%
        Boston Scientific Corp.                 2.7%
        Intel Corp.                             2.6%
        Cisco Systems, Inc.                     2.5%
        EMC Corp.                               2.5%

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

   We believe stronger-than-expected corporate earnings may offset the market weakness of February and March. In addition, we expect the economy could continue its above-trend growth, and we therefore plan to maintain over-weightings in the energy, technology and cyclical industries, which may benefit from a strong economy. The recent terrorist attack in Madrid reminded the market that terrorism remains a constant threat. We are concerned about the impact on the financial markets, but we don't think the situation warrants significant changes to the Fund's portfolio.

   (1) See Glossary of Terms on page 10 for additional information.
   (2) The Fund's composition is subject to change.

                                                     LEADER GROWTH & INCOME FUND


          PORTFOLIO MANAGER:  Paul B. Anderson, President & CIO, Union Planters
                              Investment Advisors
                              Walter A. Hellwig, Senior Vice President, Union Planters Investment Advisors

   OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

   INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

   Q&A------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURN
                                           AS OF FEBRUARY 29, 2004
                                   -------------------------------------
                                                                SINCE FUND
                                    SIX                         INCEPTION
                                   MONTHS*    1 YEAR  5 YEAR    (9/1/94)
                                   -------    ------  ------    --------
        INVESTOR A SHARES
         exclusive of sales load   12.77%      31.04%  -0.90%      9.87%
        ----------------------------------------------------------------
         with sales load
          (maximum 5.50%)           6.57%      23.83%  -2.01%      9.21%

   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Investor A Share Class prior to October 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. *Aggregate

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

   For the six-month period ended February 29, 2004 the Fund underperformed its benchmark, the S&P 500 Index(1), which returned 14.59%, and outperformed its peer group, the Lipper Large Cap-Core Funds Average(1), which posted a total return of 12.49%.

   The Fund's underperformance primarily was due to our higher-quality investment strategy. The market continued to favor smaller-capitalization stocks and stocks with aggressive risk profiles. In addition, weakness in the technology sector during February caused the Fund's relative performance to suffer somewhat.

WHAT WERE YOUR KEY STRATEGIES?

   As always, we strived to maintain a diversified portfolio of high-quality stocks with predictable earnings streams and a history of earnings growth. Given the state of the economy, we focused on economically sensitive market sectors that we believed would benefit from a growing economy. In particular, we focused on stocks in the technology, basic materials and energy industries.(2)

HOW WERE THE PORTFOLIO'S ASSETS ALLOCATED?

   We look for investments on a stock-by-stock basis, searching for growth at a reasonable price. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles. As of February 29, 2004, the Fund was invested in 73 companies representing 25 industries. The Fund's 10 largest equity holdings represented approximately 27.3% of the portfolio.(2)

WHAT WERE THE TOP TEN HOLDINGS AS OF FEBRUARY 29, 2004?

   As a percentage net assets our top ten holdings were(2):

        Pfizer, Inc. ......................... 4.1%
        Exxon Mobil Corp. .................... 3.6%
        Amgen, Inc. .......................... 3.1%
        Sunoco, Inc. ......................... 2.7%
        General Electric Co. ................. 2.5%
        Anheuser-Busch Companies, Inc. ....... 2.5%
        Cisco Systems, Inc. .................. 2.3%
        Intel Corp. .......................... 2.3%
        Microsoft Corp. ...................... 2.1%
        PepsiCo, Inc. ........................ 2.1%

WHAT IS YOUR MARKET OUTLOOK, AND HOW DO YOU PLAN TO POSITION THE FUND?

   Although the market ended the six-month period on a weaker note, due to political issues, terrorism worries and valuation concerns, we believe better-than-expected corporate earnings may help turn things around. In addition, we believe the economy could continue its above-trend growth, and we therefore plan to maintain over-weightings in the energy, technology and cyclical industries, which may benefit from a strong economy. The recent terrorist attack in Madrid reminded the market that terrorism remains a constant threat. We are concerned about the impact on the financial markets, but we don't think the situation warrants significant changes to the Fund's portfolio.

   (1) See Glossary of Terms on page 10 for additional information.
   (2) The Fund's composition is subject to change.

LEADER BALANCED FUND

         PORTFOLIO MANAGERS:   Walter A. Hellwig, Senior Vice President, Union
                               Planters Investment Advisors
                               Dennis J. Whittaker, CFA, Vice President, Union
                               Planters Investment Advisors

   OBJECTIVE AND STRATEGY------------------------------------------------------

   The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities and fixed income securities. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

   INVESTMENT CONCERNS: Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

   Q&A--------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN
                                 AS OF FEBRUARY 29, 2004
                             ---------------------------------
                                                    SINCE FUND
                               SIX                   INCEPTION
                             MONTHS*  1 YEAR  3 YEAR  (1/3/01)
    ----------------------------------------------------------
   INVESTOR A SHARES
    exclusive of sales load    9.34%   16.86%  3.68%   2.92%
    ----------------------------------------------------------
    with sales load
     (maximum 5.50%)           3.32%   10.43%  1.75%   1.10%

   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The performance shown for the Investor A Share Class prior to its inception on February 20, 2001 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share class 12b-1 fees. *Aggregate

HOW DID THE FUND'S RETURN COMPARE TO THE BENCHMARK RETURNS?

   For the six-month period ended February 29, 2004, the Fund's benchmarks, the S&P 500 Index(1) and the Lehman Brothers Government/Credit Index(1), posted a total return of 14.59% and 5.35%, respectively. The Fund's peer group, The Lipper Balanced Funds Average(1), posted a total return of 10.56%. The primary reason for the Fund's relative underperformance was the Fund's asset allocation.

   Compared to the benchmarks, the Fund had less exposure to stocks during this period. Stocks generated strong performance, due to above-trend economic growth and rising corporate profits, significantly outpacing the bond market during the six-month period.

WHAT WERE YOUR KEY STRATEGIES?

   We began the period with an asset allocation of 65.1% stocks and 26.0% bonds. Our goal was to continue increasing the Fund's allocation to stocks, because we believed the economic and investment climates would likely favor stocks over bonds. By the end of the six months, the Fund's asset allocation was 71.7% stocks and 27.0% bonds.(2)

   In the Fund's stock portfolio we attempted to take advantage of above-trend economic growth, particularly in the technology sector, where earnings rebounded strongly, and in the cyclical and basic materials sectors, which typically benefit from a growing economy. The portfolio also benefited from an overweighting in energy stocks.(2)

   We gradually shifted some of the Fund's fixed income assets into BBB-rated corporate bonds. This segment generated strong performance during the period, and our exposure enhanced the return on the Fund's fixed income portfolio. We also increased exposure to the mortgage sector, which underperformed during the period. In terms of duration (sensitivity to interest rate changes), we gradually moved from a fairly lengthy 3.9 years to as low as 3.2 years on expectations for higher interest rates. This, too, was a negative influence on relative performance, because interest rates declined during the period.(2)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?


   We believe the economy and corporate earnings should continue to grow, and we plan to maintain over-weightings in stock sectors that may benefit from above-trend economic growth. Interest rates may move upward within the next year, but we think the increase will be slow and gradual. That should continue to foster a range-bound rate environment. Our likely response to such a scenario would be to make tactical increases in the bond portfolio's duration in an effort to take advantage of interest-rate volatility.

   (1) See Glossary of Terms on page 10 for additional information.

   (2) The Fund's composition is subject to change.

                                                     LEADER TAX-EXEMPT BOND FUND

            PORTFOLIO MANAGERS:     Chad A. Stafko, Assistant Vice President,
                                    Union Planters Investment Advisors
                                    Dennis J. Whittaker, CFA, Vice President,
                                    Union Planters Investment Advisors

   OBJECTIVE AND STRATEGY------------------------------------------------------

   The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital. The Fund normally invests at least 80% of its assets in obligations producing income exempt from federal income taxation. These may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. The Fund may invest up to 20% of its assets in U.S. government securities, money market instruments or "private activity" bonds.

   INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

   Q&A-------------------------------------------------------------------------

                                   AVERAGE ANNUAL TOTAL RETURN
                                      AS OF FEBRUARY 29, 2004
                               --------------------------------------
                                                           SINCE FUND
                                SIX                         INCEPTION
                              MONTHS*    1 YEAR    3 YEAR   (7/24/00)
                              -------    ------    ------   ---------
    INVESTOR A SHARES
     exclusive of sales load   4.11%      3.81%     5.15%     5.86%
    -----------------------------------------------------------------
     with sales load
      (maximum 4.75%)         -0.80%     -1.10%     3.46%     4.43%


   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor A Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. *Aggregate

HOW DID THE FUND PERFORM FOR THE YEAR?

   For the six-months ended February 29, 2004 the Fund underperformed its benchmark, the Lehman Brothers 5-Year Municipal Bond Index(1), which posted a total return of 4.42%, and the Fund's peer group, the Lipper Intermediate Municipal Debt Funds Average(1), posted a total return of 5.25%.

   The Fund's 30-day total effective yield as of February 29, 2004, was 2.58% for Investor A Shares, equivalent to a taxable yield of 3.97% for investors in the 35% federal income tax bracket. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

TO WHAT DO YOU ATTRIBUTE THE DIFFERENCES IN PERFORMANCE?

   The Fund's underperformance relative to its benchmarks in part was due to the Fund's heavier weighting in securities at the shorter end of the yield curve. Across the board, the municipal market rallied during the period, but the rally was the strongest among securities with maturities of seven years and longer. In addition, we extended the Fund's duration (sensitivity to interest rate changes) from 4.2 years to 4.5 years, which helped the Fund's absolute performance. Relative to the benchmarks, though, the Fund's duration was shorter, and this contributed to some of the underperformance.(2)

   In addition, the Fund did not have exposure to California bonds or tobacco bonds, which was a negative influence on performance relative to the benchmark. We also over-weighted the housing sector, which caused a performance drag, but our over-weighted position in insured municipals offset some of that.(2)

WHAT OTHER STRATEGIES HAVE YOU IMPLEMENTED?

   State budget profiles showed improvement, which led to a renewed sense of optimism regarding municipal credit quality trends. We started over-weighting general obligation (GO) bonds relative to revenue bonds, with the expectation that GO bonds may outperform in the months ahead, as states' fiscal positions improve.(2)

   We also attempted to take advantage of the supply and demand influences at work in the market. For example, we were able to take advantage of the price breaks certain brokers offered on odd lots of municipal bonds.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

   We believe interest rates may slowly and gradually head upward, once the country's employment picture improves. Although our shorter-than-average duration and yield-curve positioning hindered performance during the six-month period, we believe these efforts may add value for shareholders in a rising interest rate environment.

   (1) See Glossary of Terms on page 10 for additional information.

   (2) The Fund's composition is subject to change.

LEADER INTERMEDIATE BOND FUND

                 PORTFOLIO MANAGER:    Paul B. Anderson, President & CIO, Union
                                       Planters Investment Advisors

    OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Intermediate Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

   INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Q&A------------------------------------------------------------------------

                                   AVERAGE ANNUAL TOTAL RETURN
                                      AS OF FEBRUARY 29, 2004
                            -----------------------------------------
                                                            SINCE FUND
                            SIX                              INCEPTION
                            MONTHS*    1 YEAR      5 YEAR    (9/1/94)
                            -------    ------      ------    --------
   INVESTOR A SHARES
     exclusive of sales load   4.43%      3.60%      6.13%     6.18%
   ------------------------------------------------------------------
     with sales load
      (maximum 4.75%)         -0.51%     -1.32%      5.11%     5.64%


   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor A Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. *Aggregate

HOW DID THE FUND PERFORM?

   For the six-month period ended February 29, 2004 the Fund's performance compared favorably to the Fund's benchmark, the Lehman Intermediate Government/Credit Bond Index(1), which returned 4.32%. The Fund's peer group, the Lipper Intermediate Investment Grade Debt Funds Average(1), showed a total return of 4.66%.

   As of February 29, 2004, the 30-day SEC yield on the Fund's Investor A Shares was 2.63%. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

   We continued to increase the Fund's exposure to corporate bonds at the expense of agency securities, because we believed the corporate bond sector offered better relative value than the agency sector. As the agency market struggled, the corporate bond market continued to soar, primarily due to the financial discipline that has unfolded throughout corporate America. In particular, we focused on BBB-rated corporate bonds, which were among the top-performing bonds for the six-month period. This factor accounted for some of the Fund's outperformance relative to the benchmark index.(2)

   In addition, we increased the Fund's duration (sensitivity to interest rate changes) during the period, moving it from 4.25 years to 5.20 years. This, too, was an effective strategy for the period. In particular, interest rates moved to the lower end of their trading range, investors became more skeptical about the durability of the economic recovery, and expectations for a Federal Reserve rate hike were pushed back. These factors helped generate a bond market rally, and portfolios with longer durations experienced greater price appreciation.(2)

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

   We believe market interest rates could fluctuate based on investor expectations of what the Federal Reserve may do with short-term interest rates. Although we believe interest rates may move upward within the next year, we think the increase could be slow and gradual. If inflation and job growth remain subdued, we believe the Federal Reserve may remain on hold for a while. That should continue to foster a range-bound rate environment. Our likely response to such a scenario would be to make tactical increases in the Fund's duration in an effort to take advantage of interest-rate volatility.

   (1) See Glossary of Terms on page 10 for additional information.

   (2) The Fund's composition is subject to change.

                                                     LEADER SHORT TERM BOND FUND

                    PORTFOLIO MANAGER:       Paul B. Anderson, President & CIO,
                                             Union Planters Investment Advisors

    OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset-backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will generally be 3 years or less.

   INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Q&A------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURN
                                       AS OF FEBRUARY 29, 2004
                             ------------------------------------------
                                                            SINCE FUND
                             SIX                            INCEPTION
                             MONTHS*     1 YEAR   3 YEAR    (1/5/01)
                             -------     ------   ------    --------
   INVESTOR A SHARES
    exclusive of sales load   3.14%       5.21%    5.12%     5.06%
   --------------------------------------------------------------------
    with sales load
     (maximum 4.75%)         -1.76%      0.20%    3.42%     3.44%


   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

The performance shown for the Investor A Share Class prior to its inception on March 8, 2001 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. *Aggregate

HOW DID THE FUND PERFORM?

   For the six-month period ended February 29, 2004 the Fund's performance compared favorably to the return for the Fund's benchmark, the Lehman Brothers 1-3-Year Government/Credit Index(1), which posted a 2.19% total return. The Fund's peer group, the Lipper Short Investment Grade Debt Funds Average(1), posted a total return of 2.01%.

   As of February 29, 2004, the 30-day SEC yield on the Fund's Investor A Shares was 1.61%. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

TO WHAT DO YOU ATTRIBUTE THE FUND'S RELATIVE OUTPERFORMANCE?

   We believed corporate bonds continued to offer better value than Treasury, agency or mortgage-backed securities. We therefore maintained our strategy of investing most of the portfolio's assets in corporate securities. This factor combined with our superior credit selections contributed to the Fund's out-performance relative to its peer-group benchmark. In particular, we maintained a significant overweight in BBB-rated corporate securities, which performed well during the six-month period. Corporate bonds--especially those with lower quality ratings--continued to generate strong performance, primarily due to the financial discipline firmly in place among corporate America.

HOW WAS THE FUND INVESTED?

   As of February 29, 2004, 91.4% of the Fund's assets was invested in corporate bonds, and the remainder was invested in agency securities. In terms of quality, 13.2% of the Fund's assets was invested in bonds rated Aaa; 9.0% was invested in Aa; 35.6% was invested in A; and 38.3% was invested in Baa, and 3.9% was invested in Ba (as rated by Moody's).(2)

WHAT IS YOUR INVESTMENT OUTLOOK?

   Looking ahead, we believe the bond market could react to changing expectations of what the Federal Reserve may do with short-term interest rates. We believe any increase in interest rates may be slow and gradual. If inflation and job growth remain subdued, we believe the Federal Reserve may remain on hold for a while. That should continue to foster a range-bound rate environment. Our likely response to such a scenario would be to make tactical increases in the Fund's duration in an effort to take advantage of interest-rate volatility.

   (1) See Glossary of Terms on page 10 for additional information.

   (2) The Fund's composition is subject to change.

LEADER TAX-EXEMPT MONEY MARKET FUND

              PORTFOLIO MANAGERS:   Chad A. Stafko, Assistant Vice President,
                                    Union Planters Investment Advisors
                                    Dennis J. Whittaker, CFA, Vice President,
                                    Union Planters Investment Advisors

    OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

   INVESTMENT CONCERNS: A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes. An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

    Q&A------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN
                                    AS OF FEBRUARY 29, 2004
                             -------------------------------------
                                                       SINCE FUND
                              SIX                       INCEPTION
                             MONTHS*   1 YEAR  3 YEAR   (9/6/00)
        ----------------------------------------------------------
        INVESTOR A SHARES     0.09%     0.19%   0.65%     0.97%

   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The performance shown for the Investor A Share Class prior to its inception on October 4, 2000, reflects the historical performance of the Institutional Share Class, and has been adjusted for the Investor A Share Class 12b-1 fees.
   *Aggregate

                                      7 DAY
                                  EFFECTIVE YIELD
   -----------------------------------------------
   INVESTOR A SHARES                   0.16%

   The 7-day yield is as of February 29, 2004. The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

HOW DID THE FUND PERFORM?

   For investors in the 35% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 0.25%.

   The Fund's yield reflected the historically low short-term interest rate environment. The Federal Reserve left the federal funds rate unchanged at 1%, but money market yields declined a bit during the period. In addition, the supply of tax-exempt money market securities was tight, adding to the challenging climate facing investors.

WHAT WERE YOUR KEY STRATEGIES?

   The Fund continued to experience significant cash inflows and outflows, which caused us to maintain a shorter weighted average maturity than we would have liked. We invested a portion of the portfolio in securities with maturities of nine months to one year to capture yield advantages, and we invested the remainder in very short-term securities to meet liquidity demands. The Fund ended the period with a weighted average maturity of 48 days, compared to 30 days on August 31, 2003.(1)

   We maintained a bias toward variable-rate securities, which offered relatively higher yields during the six months. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of February 29, 2004, 40.1% of the Fund's assets was invested in fixed-rate securities, and 58.5% was invested in variable-rate securities.(1)

WHAT IS YOUR OUTLOOK?

   Interest rates may remain at or near their current levels for the next several months. In our opinion, it seems unlikely that the Federal Reserve will alter monetary policy unless the country's employment picture improves. And even if the employment data strengthen, we believe any resulting rate hike from the Federal Reserve may be minimal. Furthermore, as the year progresses, we believe it is less likely that the Federal Reserve will raise rates, due to the November presidential election. We plan to maintain our current strategies, attempting to boost yield by extending the Fund's weighted average maturity and focusing on variable-rate notes.

   (1) The composition of the Fund's holdings is subject to change.

                                                        LEADER MONEY MARKET FUND

             PORTFOLIO MANAGERS:    Chad A. Stafko, Assistant Vice President,
                                    Union Planters Investment Advisors
                                    Dennis J. Whittaker, CFA, Vice President,
                                    Union Planters Investment Advisors

    OBJECTIVE AND STRATEGY-----------------------------------------------------

   The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

   INVESTMENT CONCERNS: An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

    Q&A------------------------------------------------------------------------

                            AVERAGE ANNUAL TOTAL RETURN
                              AS OF FEBRUARY 29, 2004
                      --------------------------------------
                                                 SINCE FUND
                       SIX                        INCEPTION
                      MONTHS*   1 YEAR   3 YEAR   (7/7/99)
   ---------------------------------------------------------
   INVESTOR A SHARES   0.07%     0.21%   1.20%       2.58%

   PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.LEADERMUTUALFUNDS.COM.

   The performance shown for the Investor A Share Class prior to its inception on October 4, 2000, reflects the historical performance of the Institutional Share Class, and has been adjusted for the Investor A Share Class 12b-1 fees. *Aggregate

                              7 DAY
                         EFFECTIVE YIELD
   --------------------------------------
   INVESTOR A SHARES           0.13%

   The 7-day yield is as of February 29, 2004. The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

HOW DID THE FUND PERFORM?

   The decline in the Fund's yield reflects the continued decline in short-term interest rates. Although the Federal Reserve left interest rates unchanged, yields drifted a bit lower during the six-month period. In addition, cash inflows and outflows from investors moving into and out of equity funds, contributed to the challenging environment.

WHAT WERE YOUR KEY STRATEGIES?

   We continued to employ strategies designed to seek attractive yields for shareholders while maintaining our quality and liquidity guidelines. For example, we attempted to enhance the Fund's yield by extending the portfolio's weighted average maturity. We invested a portion of the portfolio in securities in the nine-month to one-year maturity range and kept the remainder of the portfolio invested in very short-term securities to meet shareholders' liquidity needs. At the end of February 2004, the Fund's weighted average maturity was 55 days, compared to 45 days at the end of August 2003. Clearly, the volatility of cash inflows and outflows caused us to structure the Fund with a shorter weighted average maturity than we would have liked.(1)

   We also found opportunities to increase the Fund's yield by investing in variable-rate notes, rather than fixed-rate securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of February 29, 2004, 26.0% of the Fund's assets was invested in fixed-rate securities, and 72.4% was invested in variable-rate securities.(1)

WHAT IS YOUR OUTLOOK?

   We believe interest rates may remain at or near their current levels for the rest of 2004. In our opinion, it seems unlikely that the Federal Reserve will alter monetary policy unless the country's employment picture improves. And even if the jobs numbers strengthen, we believe any resulting rate hike may be minimal. Furthermore, as the year progresses, any Federal Reserve action may be unlikely, due to the November presidential election. We plan to maintain our current strategies, attempting to boost yield by extending the Fund's weighted average maturity and focusing on variable-rate notes.

   (1) The composition of the Fund's holdings is subject to change.

GLOSSARY OF TERMS

THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is generally representative of the total return of long-term government and corporate bonds.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX generally tracks bonds with a maturity range of four to six years.

THE LEHMAN BROTHERS 1-3-YEAR GOVERNMENT/CREDIT INDEX generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury [greater than or equal to] with a maturity range of one to three years.

THE S&P 500 INDEX is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or deduction of taxes.

THE LIPPER BALANCED FUNDS AVERAGE consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%.

THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government or U.S. Government agencies and instrumentalities with dollar-weighted average maturities of five to ten years.

THE LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of managed funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE consists of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value, compared to the S&P 500 Index.

THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years.

Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

                                                       LEADER GROWTH EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- 94.2%
AEROSPACE -- 2.0%
United Technologies Corp. ...     10,000    $   921,100
                                            -----------
COMPUTER SOFTWARE -- 8.1%
Adobe Systems, Inc. .........     15,000        558,600
Citrix Systems, Inc.*........     30,000        635,400
Electronic Arts, Inc.*.......     10,000        471,600
Intuit, Inc.*................     10,000        443,600
Microsoft Corp. .............     26,600        704,900
Oracle Corp.*................     43,000        553,840
VERITAS Software Corp.*......     10,000        304,200
                                            -----------
                                              3,672,140
                                            -----------
COMPUTERS & BUSINESS EQUIPMENT -- 12.4%
Cisco Systems, Inc.*.........     50,000      1,155,000
Dell, Inc.*..................     30,000        979,500
EMC Corp.*...................     80,000      1,145,600
International Business
  Machines Corp. ............      8,000        772,000
Network Appliance, Inc.*.....     60,000      1,299,600
Sun Microsystems, Inc.*......     50,000        267,000
                                            -----------
                                              5,618,700
                                            -----------
COSMETICS & TOILETRIES -- 3.0%
Colgate-Palmolive Co. .......     10,000        554,500
Procter & Gamble Co. ........      7,700        789,327
                                            -----------
                                              1,343,827
                                            -----------
DIVERSIFIED OPERATIONS -- 1.7%
General Electric Co. ........     24,000        780,480
                                            -----------
DRUGS & HEALTHCARE -- 15.1%
Abbott Laboratories..........     10,700        457,960
AdvancePCS*..................      6,000        414,000
Amgen, Inc.*.................     10,700        679,771
Bristol-Myers Squibb Co. ....     20,000        556,400
Eli Lilly & Co. .............      9,500        702,430
Express Scripts, Inc.*.......      5,000        363,800
Genzyme Corp.*...............     20,000      1,015,600
Gilead Sciences, Inc.*.......     15,000        813,150
Invitrogen Corp.*............     15,000      1,105,500
Pfizer, Inc. ................     20,000        733,000
                                            -----------
                                              6,841,611
                                            -----------
E-COMMERCE & SERVICES -- 1.5%
eBay, Inc.*..................     10,000        688,600
                                            -----------

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- 2.0%
Flextronics International
  Ltd.*......................     10,000    $   181,000
Jabil Circuit, Inc.*.........     15,000        419,700
Molex, Inc. .................     10,000        316,800
                                            -----------
                                                917,500
                                            -----------
FINANCE & BANKING -- 5.8%
American Express Co. ........     10,000        534,200
Bank of America Corp. .......     10,000        819,200
Citigroup, Inc. .............     15,000        753,900
T. Rowe Price Group, Inc. ...     10,000        525,900
                                            -----------
                                              2,633,200
                                            -----------
FOOD & BEVERAGES -- 1.1%
Coca-Cola Co. ...............     10,000        499,600
                                            -----------
MEDICAL INSTRUMENTS -- 12.1%
Boston Scientific Corp.*.....     30,000      1,225,500
Guidant Corp. ...............      5,000        340,700
Medtronic, Inc. .............     12,700        595,630
St. Jude Medical, Inc.*......     15,000      1,089,750
Stryker Corp. ...............     10,000        887,300
Zimmer Holdings, Inc.*.......     18,000      1,361,520
                                            -----------
                                              5,500,400
                                            -----------
RETAIL -- 4.1%
Bed Bath & Beyond, Inc.*.....     10,000        408,800
Lowe's Companies, Inc. ......     16,000        896,000
Wal-Mart Stores, Inc. .......      9,600        571,776
                                            -----------
                                              1,876,576
                                            -----------
SEMICONDUCTORS -- 19.8%
Altera Corp.*................     10,000        220,800
Analog Devices, Inc. ........     20,000        998,000
Applied Materials, Inc.*.....     60,000      1,274,400
Broadcom Corp., Class A*.....     10,000        405,800
Intel Corp. .................     40,000      1,169,200
KLA-Tencor Corp.*............     20,000      1,056,000
Maxim Integrated Products,
  Inc. ......................     10,000        499,100
QLogic Corp.*................     20,000        836,000
Texas Instruments, Inc. .....     40,000      1,226,000
Xilinx, Inc.*................     30,000      1,261,200
                                            -----------
                                              8,946,500
                                            -----------

                                   continued

LEADER GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATIONS -- 5.5%
AT&T Wireless Services,
  Inc.*......................     25,000    $   339,500
Nextel Communications, Inc.,
  Class A*...................     10,000        264,900
QUALCOMM, Inc. ..............     30,000      1,903,500
                                            -----------
                                              2,507,900
                                            -----------
TOTAL COMMON STOCKS -- (Cost
  $36,363,310)..........................     42,748,134
                                            -----------
SHORT TERM INVESTMENTS -- 5.8%
MUTUAL FUNDS -- 5.8%
Fifth Third Government Money
  Market, Institutional
  Class......................    322,410        322,410

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS -- (CONTINUED)
MUTUAL FUNDS -- (CONTINUED)
Pacific Capital U.S.
  Government Securities Cash
  Assets Trust, Original
  Class......................  2,288,689    $ 2,288,689
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $2,611,099)...........................      2,611,099
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $38,974,409)(a) -- 100.0%.............     45,359,233
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%........................        (10,486)
                                            -----------
NET ASSETS -- 100.0%....................    $45,348,747
                                            ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $7,246,563
Unrealized depreciation.....................................    (861,739)
                                                              ----------
Net unrealized appreciation.................................  $6,384,824
                                                              ==========

*  Represents non-income producing securities.

              See accompanying notes to the financial statements.

                                                     LEADER GROWTH & INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- 96.1%
AEROSPACE -- 1.1%
United Technologies
  Corp. ...................     20,000    $  1,842,200
                                          ------------
AUTOMOBILES & TRUCKS -- 1.7%
Ford Motor Co. ............    100,000       1,375,000
General Motors Corp. ......     30,000       1,443,600
                                          ------------
                                             2,818,600
                                          ------------
BREWERY -- 2.5%
Anheuser-Busch Companies,
  Inc. ....................     75,000       3,991,500
                                          ------------
CHEMICALS -- 2.0%
Dow Chemical Co. ..........     75,000       3,260,250
                                          ------------
COMPUTER SOFTWARE -- 2.4%
Microsoft Corp. ...........    129,600       3,434,400
Oracle Corp.*..............     40,000         515,200
                                          ------------
                                             3,949,600
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- 7.0%
Cisco Systems, Inc.*.......    160,000       3,696,000
Dell, Inc.*................     85,000       2,775,250
EMC Corp.*.................    165,000       2,362,800
International Business
  Machines Corp. ..........     16,000       1,544,000
Sun Microsystems, Inc.*....    180,000         961,200
                                          ------------
                                            11,339,250
                                          ------------
COSMETICS & TOILETRIES -- 3.0%
Kimberly-Clark Corp. ......     25,000       1,617,000
Procter & Gamble Co. ......     32,000       3,280,320
                                          ------------
                                             4,897,320
                                          ------------
DIVERSIFIED OPERATIONS -- 3.4%
Danaher Corp. .............     10,000         896,300
General Electric Co. ......    125,000       4,065,000
Textron, Inc. .............     10,000         553,400
                                          ------------
                                             5,514,700
                                          ------------
DRUGS & HEALTHCARE -- 11.3%
Amgen, Inc.*...............     80,000       5,082,400
Bristol-Myers Squibb
  Co. .....................     60,000       1,669,200
Eli Lilly & Co. ...........     40,000       2,957,600
Gilead Sciences, Inc.*.....     35,000       1,897,350
Medco Health Solutions,
  Inc.*....................      4,848         158,336
Pfizer, Inc. ..............    181,000       6,633,650
                                          ------------
                                            18,398,536
                                          ------------

SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- 0.7%
Jabil Circuit, Inc.*.......     40,000    $  1,119,200
                                          ------------
FINANCE & BANKING -- 14.8%
Bank of America Corp. .....     40,000       3,276,799
Bank One Corp. ............     33,200       1,792,136
Citigroup, Inc. ...........     48,333       2,429,217
FleetBoston Financial
  Corp. ...................     20,000         900,600
J.P. Morgan Chase & Co. ...     61,000       2,502,220
KeyCorp....................    100,000       3,242,000
Mellon Financial Corp. ....     36,600       1,185,108
Merrill Lynch & Company,
  Inc. ....................     50,000       3,060,500
SouthTrust Corp. ..........     77,000       2,587,200
Wachovia Corp. ............     30,000       1,439,100
Wells Fargo & Co. .........     30,200       1,731,970
                                          ------------
                                            24,146,850
                                          ------------
FOOD & BEVERAGES -- 4.7%
Coca-Cola Co. .............     16,000         799,360
ConAgra Foods, Inc. .......    125,000       3,398,750
PepsiCo, Inc. .............     65,600       3,404,640
                                          ------------
                                             7,602,750
                                          ------------
INSURANCE -- 0.8%
Hartford Financial Services
  Group, Inc. .............     20,000       1,310,000
                                          ------------
MEDICAL INSTRUMENTS -- 5.4%
Johnson & Johnson..........     60,000       3,234,600
Medtronic, Inc. ...........     60,000       2,814,000
Zimmer Holdings, Inc.*.....     35,000       2,647,400
                                          ------------
                                             8,696,000
                                          ------------
MINING -- 2.3%
Alcoa, Inc. ...............     70,000       2,622,900
Newmont Mining Corp. ......     25,000       1,086,250
                                          ------------
                                             3,709,150
                                          ------------
MULTIMEDIA -- 0.3%
Clear Channel
  Communications, Inc. ....     10,000         430,400
                                          ------------
OIL & GAS -- 12.1%
BP Plc -- ADR..............     54,200       2,666,640
ChevronTexaco Corp. .......     32,340       2,857,239
ConocoPhillips.............     37,344       2,571,881
Exxon Mobil Corp. .........    139,736       5,892,667

                                   continued

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Sunoco, Inc. ..............     70,000    $  4,305,000
Valero Energy Corp. .......     23,161       1,389,660
                                          ------------
                                            19,683,087
                                          ------------
PAPER & RELATED PRODUCTS -- 2.5%
Boise Cascade Corp. .......     20,000         674,000
Georgia-Pacific Corp. .....     90,000       2,884,500
International Paper Co. ...     10,000         442,600
                                          ------------
                                             4,001,100
                                          ------------
PRINTING & PUBLISHING -- 1.5%
R.R. Donnelley & Sons
  Co. .....................     75,000       2,382,000
                                          ------------
RAILROADS -- 0.5%
Burlington Northern Santa
  Fe Corp. ................     23,800         765,884
                                          ------------
RESTAURANTS -- 0.5%
McDonald's Corp. ..........     29,400         832,020
                                          ------------
RETAIL -- 4.7%
Best Buy Company, Inc. ....     25,000       1,331,250
Lowe's Companies, Inc. ....     60,000       3,360,000
Staples, Inc.*.............     10,000         262,200
Wal-Mart Stores, Inc. .....     45,000       2,680,200
                                          ------------
                                             7,633,650
                                          ------------
SEMICONDUCTORS -- 6.6%
Applied Materials, Inc.*...    150,000       3,186,000
Intel Corp. ...............    125,000       3,653,750
QLogic Corp.*..............     25,000       1,045,000
Texas Instruments, Inc. ...     95,000       2,911,750
                                          ------------
                                            10,796,500
                                          ------------
TELECOMMUNICATIONS -- 3.3%
Corning, Inc.*.............     70,000         878,500
Nextel Communications,
  Inc., Class A*...........     40,000       1,059,600

SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATIONS -- (CONTINUED)
Nokia Oyj -- ADR...........     62,000    $  1,349,740
Verizon Communications,
  Inc. ....................     35,990       1,379,497
Vodafone Group Plc -- ADR..     25,000         624,250
                                          ------------
                                             5,291,587
                                          ------------
UTILITIES -- 1.0%
Southern Co. ..............     55,000       1,667,600
                                          ------------
TOTAL COMMON STOCKS -- (Cost
  $108,951,563).......................     156,079,734
                                          ------------
PREFERRED STOCKS -- 0.9%
FINANCE & BANKING -- 0.4%
Harris Preferred Capital,
  Series A, 7.375%.........     30,000         764,100
                                          ------------
UTILITIES -- 0.5%
Duke Energy Capital Trust
  I, Series Q, 7.20%.......     30,000         761,400
                                          ------------
TOTAL PREFERRED STOCKS -- (Cost
  $1,500,000).........................       1,525,500
                                          ------------
SHORT TERM INVESTMENTS -- 2.8%
MUTUAL FUND -- 2.8%
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........  4,580,205       4,580,205
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $4,580,205).........................       4,580,205
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $115,031,768)(a) -- 99.8%...........     162,185,439
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.................         254,257
                                          ------------
NET ASSETS -- 100.0%..................    $162,439,696
                                          ============

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $53,546,196
Unrealized depreciation.....................................   (6,392,525)
                                                              -----------
Net unrealized appreciation.................................  $47,153,671
                                                              ===========

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                                                            LEADER BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- 71.5%
AEROSPACE -- 1.7%
United Technologies Corp. ...     10,000    $   921,100
                                            -----------
AUTOMOBILES & TRUCKS -- 1.6%
General Motors Corp. ........     10,000        481,200
PACCAR, Inc. ................      7,500        415,575
                                            -----------
                                                896,775
                                            -----------
BREWERY -- 1.5%
Anheuser-Busch Companies,
  Inc. ......................     15,000        798,300
                                            -----------
BUILDING PRODUCTS -- 0.2%
Eagle Materials, Inc.*.......        398         23,223
Eagle Materials, Inc., Class
  B*.........................      1,341         75,432
                                            -----------
                                                 98,655
                                            -----------
COMPUTER SOFTWARE -- 3.2%
Citrix Systems, Inc.*........     11,000        232,980
Electronic Arts, Inc.*.......     10,000        471,600
Microsoft Corp. .............     40,000      1,060,000
                                            -----------
                                              1,764,580
                                            -----------
COMPUTERS & BUSINESS EQUIPMENT -- 6.6%
Cisco Systems, Inc.*.........     55,000      1,270,500
EMC Corp.*...................     80,000      1,145,600
Ingram Micro, Inc., Class
  A*.........................     10,000        189,800
International Business
  Machines Corp. ............      4,000        386,000
Network Appliance, Inc.*.....     30,000        649,800
                                            -----------
                                              3,641,700
                                            -----------
CONSTRUCTION & HOUSING -- 1.8%
Centex Corp. ................      9,000        961,200
                                            -----------
COSMETICS & TOILETRIES -- 2.1%
Colgate-Palmolive Co. .......     10,000        554,500
Gillette Co. ................     15,000        577,350
                                            -----------
                                              1,131,850
                                            -----------
DIVERSIFIED OPERATIONS -- 2.2%
Danaher Corp. ...............      5,700        510,891
General Electric Co. ........     17,000        552,840
Textron, Inc. ...............      3,000        166,020
                                            -----------
                                              1,229,751
                                            -----------
DRUGS & HEALTHCARE -- 8.0%
AdvancePCS*..................      8,000        552,000
Amgen, Inc.*.................     10,000        635,300

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
DRUGS & HEALTHCARE -- (CONTINUED)
Bristol-Myers Squibb Co. ....     35,000    $   973,700
Express Scripts, Inc.*.......      5,000        363,800
Genzyme Corp.*...............      4,000        203,120
Gilead Sciences, Inc.*.......     10,000        542,100
Invitrogen Corp.*............      5,000        368,500
Pfizer, Inc. ................     20,000        733,000
                                            -----------
                                              4,371,520
                                            -----------
E-COMMERCE & SERVICES -- 0.6%
eBay, Inc.*..................      5,000        344,300
                                            -----------
FINANCE & BANKING -- 9.5%
Bank of America Corp. .......     12,000        983,040
Citigroup, Inc. .............     12,000        603,120
Fannie Mae...................      3,000        224,700
FleetBoston Financial
  Corp. .....................     10,000        450,300
J.P. Morgan Chase & Co. .....      4,000        164,080
KeyCorp......................     15,000        486,300
Merrill Lynch & Company,
  Inc. ......................     10,000        612,100
SouthTrust Corp. ............     32,000      1,075,200
Wells Fargo & Co. ...........     11,000        630,850
                                            -----------
                                              5,229,690
                                            -----------
FOOD & BEVERAGES -- 3.1%
ConAgra Foods, Inc. .........     25,000        679,750
PepsiCo, Inc. ...............     15,000        778,500
Sara Lee Corp. ..............     10,000        218,200
                                            -----------
                                              1,676,450
                                            -----------
MACHINERY & EQUIPMENT -- 0.4%
Caterpillar, Inc. ...........      3,000        227,250
                                            -----------
MEDICAL INSTRUMENTS -- 5.7%
Boston Scientific Corp.*.....     14,000        571,900
Johnson & Johnson............     15,000        808,650
Medtronic, Inc. .............     10,000        469,000
St. Jude Medical, Inc.*......      5,000        363,250
Zimmer Holdings, Inc.*.......     12,000        907,680
                                            -----------
                                              3,120,480
                                            -----------
MINING -- 2.4%
Newmont Mining Corp. ........     10,000        434,500
Phelps Dodge Corp.*..........     10,000        862,600
                                            -----------
                                              1,297,100
                                            -----------

                                   continued

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                SHARES
                                  OR
                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MULTIMEDIA -- 0.9%
Clear Channel Communications,
  Inc. ......................      5,000    $   215,200
Fox Entertainment Group,
  Inc., Class A*.............     10,000        290,200
                                            -----------
                                                505,400
                                            -----------
OIL & GAS -- 4.4%
ChevronTexaco Corp. .........      5,000        441,750
Exxon Mobil Corp. ...........     18,000        759,060
Sunoco, Inc. ................     20,000      1,230,000
                                            -----------
                                              2,430,810
                                            -----------
RETAIL -- 3.5%
Best Buy Company, Inc. ......      8,000        426,000
Lowe's Companies, Inc. ......     20,000      1,120,000
Walgreen Co. ................     10,000        356,600
                                            -----------
                                              1,902,600
                                            -----------
SEMICONDUCTORS -- 9.7%
Applied Materials, Inc.*.....     75,000      1,593,000
Intel Corp. .................     55,000      1,607,649
KLA-Tencor Corp.*............     10,000        528,000
LSI Logic Corp.*.............     25,000        252,500
QLogic Corp.*................     12,500        522,500
Xilinx, Inc.*................     20,000        840,800
                                            -----------
                                              5,344,449
                                            -----------
TELECOMMUNICATIONS -- 1.3%
Nextel Communications, Inc.,
  Class A*...................     10,000        264,900
Nokia Oyj -- ADR.............     10,000        217,700
Vodafone Group Plc -- ADR....     10,000        249,700
                                            -----------
                                                732,300
                                            -----------
UTILITIES -- 1.1%
Southern Co. ................     20,000        606,400
                                            -----------
TOTAL COMMON STOCKS -- (Cost
  $33,637,263)..........................     39,232,660
                                            -----------
ASSET BACKED SECURITIES -- 0.6%
FINANCE & BANKING -- 0.6%
Citibank Credit Card Issuance
  Trust, Series 2003-A6,
  2.90%, 5/17/2010...........  $ 200,000        198,272


                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
-------------------------------------------------------
ASSET BACKED SECURITIES -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Ford Credit Auto Owner Trust,
  Series 2003-A, 2.20%,
  7/17/2006..................  $ 150,000    $   151,215
                                            -----------
TOTAL ASSET BACKED SECURITIES -- (Cost
  $347,763).............................        349,487
                                            -----------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.2%
FINANCE & BANKING -- 1.2%
Credit Suisse First Boston
  Mortgage Securities Corp.,
  Series 2002-CKN2, 4.637%,
  4/15/2037..................    186,478        194,574
LB Commercial Conduit
  Mortgage Trust, Series
  1998-C1, 6.40%,
  2/18/2030..................    437,932        457,827
                                            -----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES -- (Cost $651,248).........        652,401
                                            -----------
CORPORATE BONDS -- 9.7%
AUTOMOBILES & TRUCKS -- 1.1%
DaimlerChrysler NA, 7.75%,
  1/18/2011..................    500,000        579,387
                                            -----------
COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Hewlett-Packard Co., 5.50%,
  7/1/2007...................    500,000        545,558
                                            -----------
FINANCE & BANKING -- 4.2%
Bank of America Corp.,
  4.875%, 1/15/2013..........    250,000        255,685
General Electric Capital
  Corp., 2.85%, 1/30/2006....    500,000        507,930
Goldman Sachs Group, Inc.,
  4.125%, 1/15/2008..........    500,000        518,287
Morgan Stanley, 6.10%,
  4/15/2006..................    500,000        539,477
National Rural Utilities
  Cooperative Finance Corp.,
  3.00%, 2/15/2006...........    500,000        509,002
                                            -----------
                                              2,330,381
                                            -----------
MINING -- 1.0%
Alcoa, Inc., 5.875%,
  6/1/2006...................    500,000        540,420
                                            -----------

                                   continued

                                                            LEADER BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MULTIMEDIA -- 1.0%
Comcast Corp., 8.375%,
  11/1/2005..................  $ 235,000    $   258,967
Time Warner, Inc., 7.75%,
  6/15/2005..................    250,000        268,467
                                            -----------
                                                527,434
                                            -----------
TELECOMMUNICATIONS -- 1.4%
SBC Communications, Inc.,
  5.875%, 2/1/2012...........    250,000        269,483
Verizon Global Funding Corp.,
  4.00%, 1/15/2008...........    500,000        514,442
                                            -----------
                                                783,925
                                            -----------
TOTAL CORPORATE BONDS -- (Cost
  $5,186,908)...........................      5,307,105
                                            -----------
GOVERNMENT AND AGENCY BONDS -- 11.3%
FANNIE MAE -- 6.2%
  6.625%, 10/15/2007.........  1,500,000      1,702,772
  6.00%, 5/15/2008...........  1,500,000      1,680,006
                                            -----------
                                              3,382,778
                                            -----------
FEDERAL FARM CREDIT BANK -- 0.9%
  2.625%, 12/15/2005.........    500,000        507,902
                                            -----------
FEDERAL HOME LOAN BANK -- 2.1%
  6.21%, 6/2/2009............  1,000,000      1,136,850
                                            -----------
SALLIE MAE -- 2.1%
  6.55%, 12/2/2013...........  1,000,000      1,165,694
                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $5,641,104).....................      6,193,224
                                            -----------
GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 3.1%
FANNIE MAE -- 1.8%
  5.00%, 6/1/2018............    463,542        476,456
  6.00%, 10/1/2032...........    492,403        513,065
                                            -----------
                                                989,521
                                            -----------

                                SHARES
                                  OR
                               PRINCIPAL      MARKET
    SECURITY DESCRIPTION        AMOUNT         VALUE
-------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES --
  (CONTINUED)
FREDDIE MAC -- 1.3%
  4.00%, 8/1/2010............  $ 485,241    $   490,774
  5.00%, 8/1/2018............    235,395        241,866
                                            -----------
                                                732,640
                                            -----------
TOTAL GOVERNMENT AGENCY MORTGAGE BACKED
  SECURITIES -- (Cost $1,701,936).......      1,722,161
                                            -----------
U.S. TREASURY NOTES -- 0.9%
Inflation Protected, 1.875%,
  7/15/2013..................    500,000        517,292
                                            -----------
TOTAL U.S. TREASURY NOTES -- (Cost
  $494,879).............................        517,292
                                            -----------
SHORT TERM INVESTMENTS -- 1.3%
MUTUAL FUND -- 1.3%
Pacific Capital U.S.
  Government Securities Cash
  Assets Trust, Original
  Class......................    723,223        723,223
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $723,223).............................        723,223
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $48,384,324)(a) -- 99.6%..............     54,697,553
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%...................        215,333
                                            -----------
NET ASSETS -- 100.0%....................    $54,912,886
                                            ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 7,624,260
Unrealized depreciation.....................................   (1,311,031)
                                                              -----------
Net unrealized appreciation.................................  $ 6,313,229
                                                              ===========

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- 99.0%
ALASKA -- 4.0%
Anchorage, Alaska,
  Correctional...............  $350,000     $   398,566
Facilities Lease Revenue,
  5.75%, 2/1/2008
Anchorage, Alaska, General
  Obligation, Series A,
  5.625%, 9/1/2016...........   350,000         401,853
                                            -----------
                                                800,419
                                            -----------
ARKANSAS -- 3.7%
Arkansas State Development
  Finance Authority, Public
  Health Laboratory Project
  Revenue, 4.00%, 12/1/2011..   250,000         267,198
Beaver Water District,
  Arkansas, Benton &
  Washington Counties Water
  Revenue, 4.00%,
  11/15/2009.................   250,000         270,592
Monticello, Arkansas, School
  District No. 18, General
  Obligation, 3.50%,
  1/1/2012...................   200,000         202,880
                                            -----------
                                                740,670
                                            -----------
COLORADO -- 2.1%
Denver, Colorado, City &
  County Airport Revenue,
  Series E, 6.00%,
  11/15/2011.................   350,000         420,725
                                            -----------
FLORIDA -- 4.4%
Orange County, Florida, Water
  Utilities Systems Revenue,
  4.75%, 10/1/2014...........   500,000         537,775
Palm Beach County, Florida,
  Solid Waste Authority
  Revenue, Series A, 6.00%,
  10/1/2009..................   300,000         352,602
                                            -----------
                                                890,377
                                            -----------
GEORGIA -- 3.5%
Burke County, Georgia,
  Development Authority,
  Pollution Control, Georgia
  Power Co. Revenue, Series
  I, 1.25%, 9/1/2030*........   700,000         700,021
                                            -----------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
ILLINOIS -- 9.1%
Cook County, Illinois,
  Community College District
  No. 508 Revenue, Series C,
  7.70%, 12/1/2007...........  $750,000     $   910,417
Illinois Health Facilities
  Authority, Advocate Network
  Health Care Revenue,
  6.125%, 11/15/2022.........   500,000         544,355
Madison & St. Clair Counties,
  Illinois, School District
  No. 010 Collinsville,
  General Obligation, 3.50%,
  2/1/2009...................   350,000         367,959
                                            -----------
                                              1,822,731
                                            -----------
INDIANA -- 3.4%
Hamilton Southeastern,
  Indiana, Consolidated
  School Building Corp.
  Revenue, 4.871%,
  7/1/2015(b)................   500,000         316,150
Indiana State Fair
  Commission, Fairgrounds
  Revenue, 4.10%, 1/1/2013...   350,000         371,116
                                            -----------
                                                687,266
                                            -----------
IOWA -- 1.9%
State University, Iowa,
  University Academic
  Building Revenue, Series S,
  4.00%, 7/1/2007............   350,000         375,932
                                            -----------
KENTUCKY -- 2.7%
Kentucky, Interlocal School
  Transportation Association,
  Equipment Lease Revenue,
  Series 2003, 3.125%,
  3/1/2009...................   300,000         308,814
Kentucky, Rural Water Finance
  Corp., Public Project
  Revenue, Series A, 4.00%,
  2/1/2009...................   220,000         236,678
                                            -----------
                                                545,492
                                            -----------

                                   continued

                                                     LEADER TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
LOUISIANA -- 5.5%
Louisiana Public Facilities
  Authority, Pendleton
  Memorial Methodist Hospital
  Revenue, 5.25%, 6/1/2017...  $250,000     $   282,790
Louisiana State, General
  Obligation, Series B,
  5.50%, 4/15/2006...........   750,000         815,213
                                            -----------
                                              1,098,003
                                            -----------
MARYLAND -- 3.0%
Maryland State, State & Local
  Facilities, General
  Obligation, Series II,
  5.50%, 7/15/2013...........   500,000         595,815
                                            -----------
MICHIGAN -- 1.4%
Michigan Public Power Agency,
  Combustion Turbine No. 1
  Project Revenue, Series A,
  5.25%, 1/1/2012............   250,000         288,660
                                            -----------
MISSISSIPPI -- 1.6%
Mississippi, Development Bank
  Special Obligation,
  Meridian Water & Sewer
  System Revenue, Series A,
  3.00%, 7/1/2006............   300,000         310,881
                                            -----------
MISSOURI -- 3.1%
Missouri State Health &
  Educational Facilities
  Authority, St. Louis
  University Revenue, 1.03%,
  12/1/2005*.................   300,000         300,000
Missouri, School Boards
  Association Lease,
  Participation Certificates,
  Neosho School District,
  Series A, 2.00%,
  9/1/2006...................   325,000         329,443
                                            -----------
                                                629,443
                                            -----------
NEBRASKA -- 4.5%
Omaha Public Power District,
  Nebraska Electric Revenue,
  Series B, 6.15%,
  2/1/2012...................   750,000         898,575
                                            -----------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
NEVADA -- 2.7%
Clark County, Nevada Highway
  Improvement, Motor Vehicle
  Fuel Tax Revenue, 5.125%,
  7/1/2017...................  $480,000     $   531,720
                                            -----------
NEW JERSEY -- 1.7%
North Jersey District Water
  Supply, Wanaque South
  Project Revenue, Series A,
  5.00%, 7/1/2012............   300,000         341,877
                                            -----------
NEW MEXICO -- 1.1%
University of New Mexico,
  University Revenue, Series
  A, 5.00%, 6/1/2010.........   200,000         227,864
                                            -----------
NORTH CAROLINA -- 1.4%
North Carolina,
  Infrastructure Financial
  Corp., Correctional
  Facilities Lease Revenue,
  5.00%, 10/1/2011...........   250,000         285,900
                                            -----------
OHIO -- 5.5%
Franklin County, Ohio,
  General Obligation, 5.00%,
  6/1/2010...................   500,000         570,280
Ohio State Public Facilities
  Commission, Higher
  Education Facilities
  Revenue, Series II-A,
  Prerefunded on 5/1/2005 @
  100, 5.20%, 5/1/2007.......   500,000         524,295
                                            -----------
                                              1,094,575
                                            -----------
OREGON -- 2.7%
Salem-Keizer, Oregon, School
  District No. 24J, General
  Obligation, 5.10%,
  6/1/2012...................   500,000         550,550
                                            -----------
SOUTH DAKOTA -- 6.2%
Heartland Consumers Power
  District, South Dakota
  Electric Revenue, 6.375%,
  1/1/2016...................   555,000         668,692

                                   continued

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               PRINCIPAL      MARKET
    SECURITY DESCRIPTION        AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH DAKOTA -- (CONTINUED)
South Dakota Housing
  Development Authority,
  Homeownership Mortgage
  Revenue, Series G, 3.45%,
  5/1/2010...................  $250,000     $   252,765
South Dakota State
  University, Housing &
  Auxiliary Facilities
  Revenue, 3.00%, 4/1/2011...   325,000         327,902
                                            -----------
                                              1,249,359
                                            -----------
TENNESSEE -- 4.2%
Jackson, Tennessee, Hospital
  Revenue, 5.50%, 4/1/2010...   500,000         530,745
Tennessee, Housing
  Development Agency,
  Mortgage Finance Revenue,
  Series A, 2.80%,
  1/1/2007...................   300,000         301,539
                                            -----------
                                                832,284
                                            -----------
TEXAS -- 9.5%
Alief, Texas, Independent
  School District, General
  Obligation, 4.15%,
  2/15/2009..................   250,000         271,085
Austin, Texas, Public
  Improvement, General
  Obligation, 4.75%,
  9/1/2014...................   500,000         527,290
Brownsville, Texas, Utility
  Systems Revenue, 7.375%,
  1/1/2010...................   450,000         532,386
San Antonio, Texas, General
  Obligation, Series A,
  5.25%, 2/1/2010............   500,000         570,939
                                            -----------
                                              1,901,700
                                            -----------

                                SHARES
                                  OR
                               PRINCIPAL      MARKET
    SECURITY DESCRIPTION        AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WASHINGTON -- 10.1%
Seattle, Washington,
  Municipal Light & Power
  Revenue, 5.00%, 3/1/2020...  $250,000     $   266,853
Washington State Public Power
  Supply System, Nuclear
  Project No. 1 Revenue,
  Series B, 7.25%,
  7/1/2009...................    25,000          28,816
Washington State Public Power
  Supply System, Nuclear
  Project No. 2 Revenue,
  Series A, 6.00%,
  7/1/2007...................   750,000         847,649
Washington State, General
  Obligation, Series B,
  5.50%, 5/1/2009............   750,000         860,482
                                            -----------
                                              2,003,800
                                            -----------
TOTAL MUNICIPAL BONDS -- (Cost
  $18,483,632)..........................     19,824,639
                                            -----------
SHORT TERM INVESTMENTS -- 2.0%
MUTUAL FUND -- 2.0%
Pacific Capital Tax-Free Cash
  Assets Fund, Original
  Class......................   405,996         405,996
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $405,996).............................        405,996
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $18,889,628)(a) -- 101.0%.............     20,230,635
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.0)%......................       (196,390)
                                            -----------
NET ASSETS -- 100.0%....................    $20,034,245
                                            ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,341,007
Unrealized depreciation.....................................          --
                                                              ----------
Net unrealized appreciation.................................  $1,341,007
                                                              ==========

(b) The rate disclosed represents effective yield at purchase.

                                   continued

                                                     LEADER TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Variable Rate Instruments. The rate presented is the rate in effect at February 29, 2004. The maturity date reflected is the final maturity date.

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at February 29, 2004 (as a percentage of total investments):

TAX-EXEMPT BOND FUND:
  Airports & Flying Services................................   2.08%
  Air, Water, & Solid Waste.................................   1.74%
  Colleges & Universities...................................   4.61%
  Correctional Facilities...................................   3.38%
  Educational Facilities....................................   1.48%
  Electric Distributing Equipment...........................   4.44%
  Electric Services.........................................   7.64%
  Elementary & Secondary Education..........................   3.72%
  Environmental Quality.....................................   3.46%
  Equipment Rental & Leasing................................   1.53%
  Facilities Support Services...............................   2.59%
  General Obligation........................................  33.47%
  Health Services...........................................   2.69%
  Hospitals.................................................   4.02%
  Housing & Urban Development...............................   2.74%
  Management Investment, Open-Ended.........................   2.01%
  Other Revenue.............................................   1.54%
  Other Utilities...........................................   2.63%
  Regulation, Admin of Utilities............................   2.75%
  Schools & Educational Services............................   3.19%
  State Infrastructure......................................   2.63%
  Urban and Community Development...........................   3.15%
  Water Supply..............................................   2.51%

              See accompanying notes to the financial statements.

LEADER INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
FREDDIE MAC -- 4.5%
Series 2733, Class PH,
  4.00%, 6/15/2027........  $5,000,000    $  4,973,535
                                          ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS -- (Cost $4,961,756)....       4,973,535
                                          ------------
CORPORATE BONDS -- 68.4%
AUTOMOBILES & TRUCKS -- 2.8%
DaimlerChrysler NA, 4.75%,
  1/15/2008...............   3,000,000       3,107,709
                                          ------------
CHEMICALS -- 1.9%
Chevron Phillips Chemical
  Co., 5.375%, 6/15/2007..   2,000,000       2,167,514
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Electronic Data Systems
  Corp., 6.00%,
  8/1/2013................   1,500,000       1,446,281
                                          ------------
CONSTRUCTION & HOUSING -- 2.8%
Centex Corp., 4.75%,
  1/15/2008...............   3,000,000       3,141,831
                                          ------------
DRUGS & HEALTHCARE -- 2.8%
HCA, Inc., 5.25%,
  11/6/2008...............   3,000,000       3,109,068
                                          ------------
FINANCE & BANKING -- 31.0%
Bank of America Corp.,
  6.60%, 5/15/2010........   1,000,000       1,117,918
Bear Stearns Companies,
  Inc., 4.00%,
  1/31/2008...............     500,000         515,922
Bear Stearns Companies,
  Inc., 4.50%,
  10/28/2010..............   3,000,000       3,065,018
CIT Group, Inc., 6.50%,
  2/7/2006................     500,000         541,344
Citigroup, Inc., 6.20%,
  3/15/2009...............     500,000         563,819
Credit Suisse First Boston
  (USA), Inc., 4.625%,
  1/15/2008...............   2,500,000       2,635,973
Ford Motor Credit Co.,
  7.00%, 10/1/2013........   5,000,000       5,269,824
General Motors Acceptance
  Corp., 6.875%,
  8/28/2012...............   3,500,000       3,758,912
Goldman Sachs Group, Inc.,
  4.75%, 7/15/2013........   3,000,000       2,973,150

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Household Finance Corp.,
  4.75%, 7/15/2013........  $2,500,000    $  2,495,150
International Lease
  Finance Corp., 6.375%,
  3/15/2009...............   2,500,000       2,813,328
J.P. Morgan Chase & Co.,
  6.00%, 2/15/2009........     500,000         555,202
J.P. Morgan Chase & Co.,
  5.25%, 5/1/2015.........   3,000,000       3,084,389
Merrill Lynch & Company,
  Inc., 8.00%, 6/1/2007...     500,000         576,241
Morgan Stanley, 3.875%,
  1/15/2009...............     500,000         506,801
National Rural Utilities
  Cooperative Finance
  Corp., 7.30%,
  9/15/2006...............   1,000,000       1,119,071
Northern Trust Co., 7.10%,
  8/1/2009................   1,500,000       1,758,462
Wachovia Corp., 6.375%,
  2/1/2009................   1,000,000       1,124,815
                                          ------------
                                            34,475,339
                                          ------------
INSURANCE -- 7.3%
CIGNA Corp., 7.40%,
  5/15/2007...............   1,000,000       1,124,098
Commerce Group, Inc.,
  5.95%, 12/9/2013........   4,000,000       4,167,983
Liberty Mutual Insurance,
  8.20%, 5/4/2007.........   2,000,000       2,252,884
Loews Corp., 6.75%,
  12/15/2006..............     500,000         542,609
                                          ------------
                                             8,087,574
                                          ------------
LOTTERY SERVICES -- 3.4%
GTECH Holdings Corp.,
  4.75%, 10/15/2010(b)....   3,645,000       3,754,496
                                          ------------
MULTIMEDIA -- 3.0%
Time Warner, Inc., 6.875%,
  5/1/2012................   3,000,000       3,397,818
                                          ------------
RAILROADS -- 0.2%
Norfolk Southern Railway,
  7.75%, 8/15/2005........     225,000         244,483
                                          ------------
RETAIL -- 2.7%
AutoZone, Inc., 4.75%,
  11/15/2010..............   3,000,000       3,052,101
                                          ------------

                                   continued

                                                   LEADER INTERMEDIATE BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            PRINCIPAL        MARKET
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
SPECIAL PURPOSE ENTITY -- 2.8%
Fund American Companies,
  Inc., 5.875%,
  5/15/2013...............  $3,000,000    $  3,117,735
                                          ------------
TOBACCO -- 3.9%
Altria Group, Inc., 7.00%,
  11/4/2013...............   4,000,000       4,388,091
                                          ------------
UTILITIES -- 2.5%
BellSouth Capital Funding
  Corp., 7.75%,
  2/15/2010...............   1,000,000       1,189,677
GTE California, Inc.,
  5.50%, 1/15/2009........     500,000         539,325
GTE North, Inc., 5.65%,
  11/15/2008..............   1,000,000       1,087,905
                                          ------------
                                             2,816,907
                                          ------------
TOTAL CORPORATE BONDS --
  (Cost $74,198,564)..................      76,306,947
                                          ------------
GOVERNMENT AND AGENCY BONDS -- 26.1%
FANNIE MAE -- 1.5%
  6.875%, 9/10/2012.......     500,000         555,356
  6.26%, 11/26/2012.......   1,000,000       1,145,164
                                          ------------
                                             1,700,520
                                          ------------
FEDERAL HOME LOAN BANK -- 18.4%
  4.50%, 2/15/2006........   1,000,000       1,051,216
  5.25%, 8/15/2006........   1,000,000       1,074,767
  4.875%, 11/15/2006......   3,500,000       3,739,235
  4.875%, 5/15/2007.......   3,000,000       3,214,641
  7.325%, 5/30/2007.......   1,000,000       1,147,974
  6.795%, 6/30/2009.......   1,000,000       1,166,931
  7.375%, 2/12/2010.......   1,000,000       1,202,929
  4.75%, 8/13/2010........   3,000,000       3,163,008
  6.125%, 1/9/2013........   2,000,000       2,269,662
  7.10%, 8/27/2014........   2,000,000       2,443,188
                                          ------------
                                            20,473,551
                                          ------------

                              SHARES
                                OR
                            PRINCIPAL        MARKET
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FREDDIE MAC -- 6.2%
  7.10%, 4/10/2007........  $2,000,000    $  2,275,294
  7.14%, 12/15/2007.......   1,000,000       1,155,833
  7.00%, 3/15/2010........   1,000,000       1,181,102
  6.135%, 2/15/2011.......   1,000,000       1,138,841
  7.49%, 4/16/2012........   1,000,000       1,149,531
                                          ------------
                                             6,900,601
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $26,058,160)..................      29,074,672
                                          ------------
GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 0.0%
FANNIE MAE -- 0.0%
  7.50%, 12/1/2030........       5,895           6,316
                                          ------------
TOTAL GOVERNMENT AGENCY MORTGAGE
  BACKED SECURITIES -- (Cost
  $5,895).............................           6,316
                                          ------------
SHORT TERM INVESTMENTS -- 0.1%
MUTUAL FUND -- 0.1%
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........     110,429         110,429
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $110,429).....................         110,429
                                          ------------
TOTAL INVESTMENTS --
  (Cost $105,334,804)(a) -- 99.1%.....     110,471,899
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.9%.................       1,050,740
                                          ------------
NET ASSETS -- 100.0%..................    $111,522,639
                                          ============

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $5,297,426
Unrealized depreciation.....................................    (160,331)
                                                              ----------
Net unrealized appreciation.................................  $5,137,095
                                                              ==========

(b) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act.
              See accompanying notes to the financial statements.

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.2%
FANNIE MAE -- 2.2%
Series 2003-129, Class MB,
  4.00%, 12/25/2016........  $1,500,000    $ 1,506,162
                                           -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS -- (Cost $1,508,816).....      1,506,162
                                           -----------
CORPORATE BONDS -- 90.5%
AGRICULTURAL OPERATIONS -- 1.6%
Cargill, Inc., 6.15%,
  2/25/2008................   1,000,000      1,101,426
                                           -----------
AIRLINES -- 0.5%
Southwest Airlines Co.,
  5.10%, 5/1/2006..........     344,294        359,555
                                           -----------
AUTOMOBILES & TRUCKS -- 5.2%
DaimlerChrysler NA, 6.40%,
  5/15/2006................   1,000,000      1,074,612
DaimlerChrysler NA, 7.375%,
  9/15/2006................   1,000,000      1,104,014
General American
  Transportation, 6.75%,
  3/1/2006.................   1,000,000      1,066,630
General Motors Corp.,
  6.25%, 5/1/2005..........     300,000        311,183
                                           -----------
                                             3,556,439
                                           -----------
CHEMICALS -- 1.6%
Chevron Phillips Chemical
  Co., 5.375%, 6/15/2007...   1,000,000      1,083,757
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- 1.5%
Electronic Data Systems
  Corp., 6.85%,
  10/15/2004...............   1,000,000      1,025,848
                                           -----------
CRUISE LINES -- 0.8%
Carnival Corp., 3.75%,
  11/15/2007(b)............     500,000        509,581
                                           -----------
DATA PROCESSING/MANAGEMENT -- 1.1%
First Data Corp., 4.70%,
  11/1/2006................     690,000        731,535
                                           -----------
DIVERSIFIED OPERATIONS -- 6.2%
Cendant Corp., 6.875%,
  8/15/2006................   1,400,000      1,542,752

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
DIVERSIFIED OPERATIONS -- (CONTINUED)
Tyco International Group
  SA, 6.375%, 2/15/2006....  $2,500,000    $ 2,663,418
                                           -----------
                                             4,206,170
                                           -----------
DRUGS & HEALTHCARE -- 4.9%
Pfizer, Inc., 6.00%,
  1/15/2008................   2,500,000      2,794,765
WellPoint Health Networks,
  Inc., 6.375%,
  6/15/2006................     500,000        545,040
                                           -----------
                                             3,339,805
                                           -----------
FINANCE & BANKING -- 23.3%
Bank of New York Company,
  Inc., 3.90%, 9/1/2007....   1,000,000      1,039,456
Bear Stearns Companies,
  Inc., 6.50%, 5/1/2006....     650,000        708,017
Block Financial Corp.,
  6.75%, 11/1/2004.........     650,000        672,705
Boeing Capital Corp.,
  5.75%, 2/15/2007.........   1,000,000      1,084,698
CIT Group, Inc., 6.50%,
  2/7/2006.................   1,000,000      1,082,688
Citigroup, Inc., 6.75%,
  12/1/2005................   1,000,000      1,083,848
Ford Motor Credit Co.,
  6.50%, 1/25/2007.........   1,000,000      1,069,382
Ford Motor Credit Co.,
  7.20%, 6/15/2007.........   1,000,000      1,093,095
General Electric Capital
  Corp., 2.85%,
  1/30/2006................     400,000        406,344
General Motors Acceptance
  Corp., 6.125%,
  9/15/2006................   1,000,000      1,070,839
General Motors Acceptance
  Corp., 6.125%,
  2/1/2007.................   1,000,000      1,073,597
Household Finance Corp.,
  5.75%, 1/30/2007.........   1,000,000      1,086,599
International Lease Finance
  Corp., 5.70%, 7/3/2006...     700,000        750,635
J.P. Morgan Chase & Co.,
  6.70%, 11/1/2007.........   1,000,000      1,124,879
J.P. Morgan Chase & Co.,
  4.00%, 2/1/2008..........   1,000,000      1,034,265

                                   continued

                                                     LEADER SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Merrill Lynch & Company,
  Inc., 6.00%, 7/15/2005...  $  700,000    $   741,033
Textron Financial Corp.,
  5.95%, 3/15/2004.........     700,000        701,040
                                           -----------
                                            15,823,120
                                           -----------
FOOD & BEVERAGES -- 4.4%
Coca-Cola Enterprises,
  Inc., 5.375%,
  8/15/2006................     750,000        806,407
Tyson Foods, Inc., 7.25%,
  10/1/2006................   2,000,000      2,164,092
                                           -----------
                                             2,970,499
                                           -----------
FOOTWEAR & APPAREL -- 0.6%
Nike, Inc., 5.50%,
  8/15/2006................     400,000        429,767
                                           -----------
INSURANCE -- 6.7%
ACE Ltd., 6.00%, 4/1/2007..   1,000,000      1,089,638
Allstate Corp., 5.375%,
  12/1/2006................     500,000        540,825
Liberty Mutual Insurance,
  8.20%, 5/4/2007..........     620,000        698,394
Mony Group, Inc., 7.45%,
  12/15/2005...............   1,000,000      1,082,113
Phoenix Home Life Mutual,
  6.95%, 12/1/2006(b)......     250,000        271,611
Prudential Insurance Co.,
  6.375%, 7/23/2006(b).....     800,000        875,159
                                           -----------
                                             4,557,740
                                           -----------
MINING -- 1.6%
Alcoa, Inc., 4.25%,
  8/15/2007................   1,000,000      1,052,367
                                           -----------
MULTIMEDIA -- 9.8%
Continental Cablevision,
  8.875%, 9/15/2005........   1,500,000      1,651,260
Cox Enterprises, Inc.,
  4.375%, 5/1/2008(b)......   1,000,000      1,028,880
Liberty Media Corp., 3.50%,
  9/25/2006................   2,000,000      2,022,180

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MULTIMEDIA -- (CONTINUED)
Time Warner Companies,
  Inc., 8.18%, 8/15/2007...  $1,000,000    $ 1,160,460
Walt Disney Co., 5.50%,
  12/29/2006...............     700,000        751,534
                                           -----------
                                             6,614,314
                                           -----------
OIL & GAS -- 8.0%
BP Canada Finance, 3.375%,
  10/31/2007...............   2,000,000      2,044,923
BP Capital Markets Plc,
  4.00%, 4/29/2005.........     750,000        772,100
Duke Capital Corp., 7.25%,
  10/1/2004................     500,000        515,984
Halliburton Co., 6.00%,
  8/1/2006.................   1,000,000      1,079,733
Ultramar Diamond Shamrock
  Corp., 8.00%,
  3/15/2005................     950,000      1,002,895
                                           -----------
                                             5,415,635
                                           -----------
RETAIL -- 2.1%
Safeway, Inc., 6.15%,
  3/1/2006.................   1,325,000      1,421,876
                                           -----------
TELECOMMUNICATIONS -- 7.1%
AT&T Corp., 7.25%,
  11/15/2006(b)............     700,000        785,942
Motorola, Inc., 6.75%,
  2/1/2006.................   1,000,000      1,079,328
SBC Communications, Inc.,
  5.75%, 5/2/2006..........     700,000        752,163
Sprint Capital Corp.,
  7.125%, 1/30/2006........   1,024,000      1,113,431
Sprint Capital Corp.,
  6.00%, 1/15/2007.........   1,000,000      1,079,603
                                           -----------
                                             4,810,467
                                           -----------
UTILITIES -- 3.5%
Georgia Power Co., 6.20%,
  2/1/2006.................     500,000        539,144
KeySpan Corp., 6.15%,
  6/1/2006.................     700,000        759,236

                                   continued

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (CONTINUED)
Progress Energy, Inc.,
  6.75%, 3/1/2006..........  $1,000,000    $ 1,085,179
                                           -----------
                                             2,383,559
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $59,690,664)...................     61,393,460
                                           -----------
GOVERNMENT AND AGENCY BONDS -- 2.3%
FREDDIE MAC -- 2.3%
  3.50%, 9/15/2007.........   1,500,000      1,543,187
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $1,503,677)....................      1,543,187
                                           -----------

                                             MARKET
   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.0%
MUTUAL FUND -- 4.0%
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........   2,712,195    $ 2,712,195
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $2,712,195)..........................      2,712,195
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $65,415,352)(a) -- 99.0%.............     67,155,004
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.0%..................        645,570
                                           -----------
NET ASSETS -- 100.0%...................    $67,800,574
                                           ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,788,901
Unrealized depreciation.....................................     (49,249)
                                                              ----------
Net unrealized appreciation.................................  $1,739,652
                                                              ==========

(b) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act.

              See accompanying notes to the financial statements.

                                             LEADER TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION           AMOUNT         COST
------------------------------------------------------
COMMERCIAL PAPER -- 37.1%
FLORIDA -- 4.4%
Jacksonville Electric
  Authority, Florida,
  0.95%, 3/2/2004..........  $1,000,000    $ 1,000,000
                                           -----------
GEORGIA -- 4.4%
MEAG, 0.95%, 3/9/2004......   1,000,000      1,000,000
                                           -----------
ILLINOIS -- 4.4%
Illinois-Alexian, 0.95%,
  5/25/2004................   1,000,000      1,000,000
                                           -----------
KENTUCKY -- 5.4%
Danville, Kentucky, 1.01%,
  4/12/2004................   1,200,000      1,200,000
                                           -----------
MISSISSIPPI -- 4.4%
Claiborne County,
  Mississippi, 1.18%,
  4/6/2004.................   1,000,000      1,000,000
                                           -----------
NORTH CAROLINA -- 5.3%
Winston-Salem, North
  Carolina, 0.96%,
  5/4/2004.................   1,170,000      1,170,000
                                           -----------
VIRGINIA -- 4.4%
Louisa, Virginia, 1.10%,
  4/1/2004.................   1,000,000      1,000,000
                                           -----------
WYOMING -- 4.4%
Sweetwater County, Wyoming,
  0.95%, 4/5/2004..........   1,000,000      1,000,000
                                           -----------
TOTAL COMMERCIAL PAPER -- (Cost
  $8,370,000)..........................      8,370,000
                                           -----------
MUNICIPAL BONDS -- 61.4%
ALASKA -- 4.4%
Alaska State Housing
  Finance Corp., General
  Housing Revenue, Series
  B*, 1.17%, 12/1/2023.....   1,000,000      1,000,000
                                           -----------
CALIFORNIA -- 1.3%
Santa Clara County-El
  Camino, California,
  Hospital Facilities
  Authority Revenue, Series
  A*, 0.96%, 8/1/2015......     290,000        290,000
                                           -----------

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION           AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
COLORADO -- 4.4%
Colorado Health Facilities
  Authority, Sisters
  Charity Health System
  Revenue, Series B*,
  1.23%, 12/1/2038.........  $1,000,000    $ 1,000,000
                                           -----------
FLORIDA -- 4.1%
Putnam County, Florida,
  Development Authority,
  Pollution Control,
  Seminole Electric
  Cooperative Revenue*,
  1.02%, 3/15/2014.........     915,000        915,000
                                           -----------
GEORGIA -- 4.4%
Burke County, Georgia,
  Development Authority,
  Pollution Control,
  Georgia Power Co.
  Revenue, Series I*,
  1.25%, 9/1/2030..........   1,000,000      1,000,000
                                           -----------
KENTUCKY -- 7.0%
Breckinridge County,
  Kentucky, Lease Program
  Revenue, Series A*,
  0.99%, 2/1/2031..........     800,000        800,000
Mayfield, Kentucky, Multi-
  City Lease Revenue*,
  1.04%, 7/1/2026..........     765,000        765,000
                                           -----------
                                             1,565,000
                                           -----------
MASSACHUSETTS -- 1.8%
Massachusetts State
  Development Finance
  Agency, Edgewood
  Retirement Community
  Revenue, Series B*,
  1.04%, 5/15/2037.........     400,000        400,000
                                           -----------
MINNESOTA -- 9.6%
Austin, Minnesota,
  Industrial Development,
  SuperValu, Inc. Project
  Revenue*, 1.05%,
  12/1/2013................     850,000        850,000

                                   continued

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MINNESOTA -- (CONTINUED)
Minneapolis, Minnesota,
  Commercial Development,
  Health Association Center
  Project Revenue*, 1.10%,
  6/1/2009.................  $  200,000    $   200,000
Moorhead, Minnesota,
  Industrial Development,
  SuperValu, Inc. Project
  Revenue*, 1.05%,
  11/1/2006................   1,100,000      1,100,000
                                           -----------
                                             2,150,000
                                           -----------
NEVADA -- 3.5%
Clark County, Nevada,
  Improvement District,
  Series A*, 0.99%,
  2/1/2021.................     800,000        800,000
                                           -----------
NORTH CAROLINA -- 2.2%
North Carolina State
  University, Centennial
  Campus Revenue, Series
  A*, 0.91%, 12/15/2019....     500,000        500,000
                                           -----------
NORTH DAKOTA -- 1.5%
Fargo, North Dakota,
  Commercial Development,
  Kelly Inns Project
  Revenue*, 1.10%,
  11/1/2015................     345,000        345,000
                                           -----------
SOUTH DAKOTA -- 2.3%
Watertown, South Dakota,
  Industrial Development,
  Ramkota, Inc. Project
  Revenue*, 1.10%,
  8/1/2014.................     525,000        525,000
                                           -----------
VERMONT -- 4.4%
Vermont, Industrial
  Development Authority,
  Hydroelectric Revenue*,
  1.05%, 12/1/2013.........   1,000,000      1,000,000
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL       MARKET
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WASHINGTON -- 3.9%
Port Benton, Washington,
  Economic Development
  Corp., C.M. Holtzinger
  Fruit Co. Project
  Revenue*, 1.25%,
  11/1/2005................  $  225,000    $   225,000
Washington State, General
  Obligation, Series R,
  2.00%, 7/1/2004..........     660,000        661,920
                                           -----------
                                               886,920
                                           -----------
WISCONSIN -- 6.6%
Milwaukee, Wisconsin,
  Industrial Development,
  839 N. Jefferson Street
  Project Revenue, Series
  A*, 1.10%, 5/1/2010......     600,000        600,000
Wisconsin State Health &
  Educational Facilities
  Authority, Ministry
  Health Care Revenue,
  Series B*, 1.04%,
  8/1/2029.................     875,000        875,000
                                           -----------
                                             1,475,000
                                           -----------
TOTAL MUNICIPAL BONDS -- (Cost
  $13,851,920).........................     13,851,920
                                           -----------
SHORT TERM INVESTMENTS -- 1.4%
MUTUAL FUND -- 1.4%
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............     316,053        316,053
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $316,053)............................        316,053
                                           -----------
TOTAL INVESTMENTS --
  (Cost $22,537,973)(a) -- 99.9%.......     22,537,973
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%..................         33,552
                                           -----------
NET ASSETS -- 100.0%...................    $22,571,525
                                           ===========

                                   continued

                                             LEADER TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Instruments. The rate presented is the rate in effect at February 29, 2004. The maturity date reflected is the final maturity date.

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at February 29, 2004 (as a percentage of total investments):

TAX-EXEMPT MONEY MARKET FUND:
  Air, Water, & Solid Waste.................................  7.99%
  Colleges & Universities...................................  2.22%
  Economic Development......................................  2.53%
  Educational Facilities....................................  9.21%
  Electric Services.........................................  4.44%
  Environmental Quality.....................................  17.37%
  Facilities Support Services...............................  6.94%
  General Obligation........................................  2.94%
  Health Services...........................................  11.53%
  Hospitals.................................................  1.28%
  Housing & Urban Development...............................  4.44%
  Industrial Revenue........................................  15.42%
  Management Investment, Open-Ended.........................  1.40%
  Other Revenue.............................................  2.66%
  Regulation, Admin of Utilities............................  9.63%

              See accompanying notes to the financial statements.

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION         AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- 16.6%
ENTERTAINMENT -- 5.1%
Oakland-Alameda County
  Coliseum & Arena,
  1.12%, 4/1/2004........  $11,000,000    $ 11,000,000
                                          ------------
FINANCE & BANKING -- 3.8%
Texas Public Finance
  Authority, 1.08%,
  6/1/2004...............    8,000,000       8,000,000
                                          ------------
OIL & GAS -- 4.7%
Deer Park Refining LP,
  1.06%, 3/2/2004(b).....   10,000,000       9,999,706
                                          ------------
UTILITIES -- 3.0%
Transmission Authority of
  Northern California,
  1.25%, 3/9/2004........    6,325,000       6,325,000
                                          ------------
TOTAL COMMERCIAL PAPER -- (Cost
  $35,324,706)........................      35,324,706
                                          ------------
CORPORATE BONDS -- 44.4%
FINANCE & BANKING -- 31.6%
American Honda Finance
  Corp.*, 1.32%,
  12/12/2006.............   10,000,000      10,015,902
Caterpillar Financial
  Services Corp.*, 1.31%,
  2/5/2006...............   11,000,000      11,029,780
General Electric Capital
  Corp.*, 1.21%,
  5/20/2004..............    2,500,000       2,500,939
General Electric Capital
  Corp.*, 1.33%,
  2/6/2006...............    9,000,000       9,008,726
Goldman Sachs Group,
  Inc.*, 1.39%,
  7/9/2004...............    8,000,000       8,007,703
International Lease
  Finance Corp., 5.125%,
  8/1/2004...............    3,000,000       3,049,380
Marshall & Ilsley Bank*,
  1.185%, 10/2/2006......    5,000,000       5,000,040
Merrill Lynch & Company,
  Inc., 5.35%,
  6/15/2004..............    2,175,000       2,200,918
Merrill Lynch & Company,
  Inc.*, 1.38%,
  3/1/2004...............    5,000,000       5,000,000

                            PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION         AMOUNT           COST
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Morgan Stanley*, 1.32%,
  3/19/2004..............  $ 6,500,000    $  6,500,746
Morgan Stanley*, 1.45%,
  3/27/2006..............    5,000,000       5,014,216
                                          ------------
                                            67,328,350
                                          ------------
INSURANCE -- 3.8%
Monument Global Funding
  II*, 1.30%,
  7/1/2005(c)............    8,000,000       8,006,576
                                          ------------
RESTAURANTS -- 1.8%
McDonald's Corp., 4.15%,
  2/15/2005..............    3,825,000       3,925,277
                                          ------------
SPECIAL PURPOSE ENTITY -- 5.3%
BRCH Corp.*, 1.13%,
  12/1/2028..............   11,175,000      11,175,000
                                          ------------
TRAFFIC MANAGEMENT SYSTEMS -- 1.9%
Liliha Parking Company,
  LP*, 1.80%, 8/1/2024...    3,980,000       3,980,000
                                          ------------
TOTAL CORPORATE BONDS -- (Cost
  $94,415,203)........................      94,415,203
                                          ------------
MUNICIPAL BONDS -- 22.7%
ALASKA -- 1.8%
Alaska State Housing
  Finance Corp., General
  Housing Revenue, Series
  A*, 1.40%, 12/1/2023...    3,750,000       3,750,000
                                          ------------
COLORADO -- 4.5%
Colorado Housing &
  Finance Authority,
  Revenue*, 1.09%,
  5/1/2041...............    3,000,000       3,000,000
Colorado Housing &
  Finance Authority,
  Single Family Revenue*,
  1.09%, 11/1/2035.......    6,800,000       6,800,000
                                          ------------
                                             9,800,000
                                          ------------

                                   continued

                                                        LEADER MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            PRINCIPAL        MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
HAWAII -- 0.9%
St. Francis Healthcare
  Foundation, Hawaii,
  Revenue*, 1.80%,
  8/1/2012...............  $ 1,825,000    $  1,825,000
                                          ------------
LOUISIANA -- 1.7%
Louisiana Public
  Facilities Authority,
  Equipment Capital
  Facilities Revenue*,
  1.13%, 7/1/2018........    3,560,000       3,560,000
                                          ------------
MASSACHUSETTS -- 0.8%
Massachusetts State
  Housing Finance Agency,
  Multi-Family Revenue*,
  1.13%, 5/15/2031.......    1,700,000       1,700,000
                                          ------------
NEVADA -- 1.3%
Nevada Housing Division,
  Multi-Family, Flamingo
  Apartment Revenue,
  Series B*, 1.37%,
  10/1/2026(c)...........    1,175,000       1,175,000
Nevada Housing Division,
  Multi-Family, Fort
  Apache Apartment
  Revenue, Series B*,
  1.37%, 10/1/2026(c)....    1,520,000       1,520,000
                                          ------------
                                             2,695,000
                                          ------------
NEW JERSEY -- 3.8%
New Jersey Economic
  Development Authority,
  State Pension Funding
  Revenue*, 1.09%,
  2/15/2029..............    8,000,000       8,000,000
                                          ------------
NEW YORK -- 5.2%
New York State Housing
  Finance Agency, 1500
  Lexington Avenue
  Housing Revenue, Series
  B*, 1.11%, 11/1/2034...    2,235,000       2,235,000

                             SHARES
                               OR
                            PRINCIPAL        MARKET
  SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
NEW YORK -- (CONTINUED)
New York State Housing
  Finance Agency, Saville
  Housing Revenue, Series
  A*, 0.95%, 11/1/2035...  $ 9,000,000    $  9,000,000
                                          ------------
                                            11,235,000
                                          ------------
UTAH -- 2.7%
Utah Housing Corp.,
  Single Family Mortgage
  Revenue, Series A-2*,
  1.09%, 7/1/2033........    5,720,000       5,720,000
                                          ------------
TOTAL MUNICIPAL BONDS -- (Cost
  $48,285,000)........................      48,285,000
                                          ------------
GOVERNMENT AND AGENCY BONDS -- 17.0%
FEDERAL FARM CREDIT BANK -- 5.7%
  3.875%, 12/15/2004.....    7,000,000       7,149,507
  1.09%, 12/15/2005*.....    5,000,000       5,000,000
                                          ------------
                                            12,149,507
                                          ------------
FEDERAL HOME LOAN BANK -- 11.3%
  1.27%, 3/1/2005........    5,000,000       5,000,000
  1.65%, 12/30/2008*.....    7,000,000       7,000,000
  2.16%, 6/25/2013*......    7,000,000       7,000,000
  2.17%, 8/14/2013*......    5,000,000       4,985,821
                                          ------------
                                            23,985,821
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $36,135,328)..................      36,135,328
                                          ------------
SHORT TERM INVESTMENTS -- 1.6%
MUTUAL FUND -- 1.6%
Fifth Third Government
  Money Market,
  Institutional Class....    3,402,740       3,402,740
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $3,402,740).........................       3,402,740
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $217,562,977)(a) -- 102.3%..........     217,562,977
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.3)%....................      (4,828,588)
                                          ------------
NET ASSETS -- 100.0%..................    $212,734,389
                                          ============

                                   continued

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

(c) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act.

* Variable Rate Instruments. The rate presented is the rate in effect at February 29, 2004. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                      (This page intentionally left blank)

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   LEADER            LEADER
                                                                   GROWTH           GROWTH &          LEADER
                                                                EQUITY FUND       INCOME FUND      BALANCED FUND
                                                                -----------       ------------     -------------
ASSETS:
Investments in securities, at cost..........................    $38,974,409       $115,031,768      $48,384,324
                                                                ===========       ============      ===========
Investments in securities, at value.........................    $45,359,233       $162,185,439      $54,697,553
Interest and dividends receivable...........................         24,917           416,951           235,377
Receivable for capital shares issued........................             --                 2                --
Prepaid & other expenses....................................          3,274             6,903             8,851
                                                                -----------       ------------      -----------
 Total Assets...............................................     45,387,424       162,609,295        54,941,781
                                                                -----------       ------------      -----------
LIABILITIES:
Dividends payable...........................................             --                --                --
Payable for capital shares redeemed.........................             --            13,200               116
Payable for investment securities purchased.................             --                --                --
Accrued expenses:
 Advisory fees..............................................         17,951            89,827            25,926
 Administration fees........................................          1,487             5,322             1,795
 Distribution fees..........................................          1,549             3,426               871
 Shareholder service fees...................................             61               248               187
 Other......................................................         17,629            57,576                --
                                                                -----------       ------------      -----------
 Total Liabilities..........................................         38,677           169,599            28,895
                                                                -----------       ------------      -----------
NET ASSETS..................................................    $45,348,747       $162,439,696      $54,912,886
                                                                ===========       ============      ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................    $39,096,860       $135,652,777      $53,326,827
Undistributed/(distributions in excess of) net investment
 income.....................................................        (71,186)          221,631            75,554
Accumulated net realized gains/(losses) on investments......        (61,751)      (20,588,383)       (4,802,724)
Net unrealized appreciation on investments..................      6,384,824        47,153,671         6,313,229
                                                                -----------       ------------      -----------
NET ASSETS..................................................    $45,348,747       $162,439,696      $54,912,886
                                                                ===========       ============      ===========
INSTITUTIONAL SHARES (UNLIMITED NUMBER OF SHARES
 AUTHORIZED):
Net Assets..................................................    $39,056,892       $149,475,929      $52,470,671
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....      3,129,678         5,860,492         5,109,085
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share....    $     12.48       $     25.51       $     10.27
                                                                ===========       ============      ===========
INVESTOR A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................    $ 5,964,866       $11,675,211       $ 1,447,831
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....        479,310           458,414           141,260
                                                                ===========       ============      ===========
Net asset value and redemption price per share..............    $     12.44       $     25.47       $     10.25
                                                                ===========       ============      ===========
Maximum Sales Charge........................................           5.50%             5.50%             5.50%
                                                                ===========       ============      ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to the nearest cent) per share....    $     13.16       $     26.95       $     10.85
                                                                ===========       ============      ===========
INVESTOR B SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................    $   326,989       $ 1,288,556       $   994,384
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....         26,447            50,856            97,772
                                                                ===========       ============      ===========
Net asset value and offering price per share*...............    $     12.36       $     25.34       $     10.17
                                                                ===========       ============      ===========
SWEEP SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................    $        --       $        --       $        --
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....             --                --                --
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share....    $        --       $        --       $        --
                                                                ===========       ============      ===========

---------------
* Redemption price per share varies by the length of time the shares are held.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               LEADER         LEADER        LEADER           LEADER
                                                             TAX-EXEMPT    INTERMEDIATE   SHORT TERM    TAX-EXEMPT MONEY
                                                              BOND FUND     BOND FUND      BOND FUND      MARKET FUND
                                                             -----------   ------------   -----------   ----------------
ASSETS:
Investments in securities, at cost.......................... $18,889,628   $105,334,804   $65,415,352     $22,537,973
                                                             ===========   ============   ===========     ===========
Investments in securities, at value......................... $20,230,635   $110,471,899   $67,155,004     $22,537,973
Interest and dividends receivable...........................    219,330       1,558,219       895,776          32,233
Receivable for capital shares issued........................         --              --            --              --
Prepaid & other expenses....................................      1,524           5,966         4,081          11,414
                                                             -----------   ------------   -----------     -----------
Total Assets................................................ 20,451,489     112,036,084    68,054,861      22,581,620
                                                             -----------   ------------   -----------     -----------
LIABILITIES:
Dividends payable...........................................     42,201         345,340       155,358           5,220
Payable for capital shares redeemed.........................     34,801          74,478        53,522              --
Payable for investment securities purchased.................    327,061              --            --              --
ACCRUED EXPENSES:
Advisory fees...............................................      2,347          42,591        15,997           3,906
Administration fees.........................................        558           3,661         2,222             560
Distribution fees...........................................      1,835           2,451         2,595             303
Shareholder service fees....................................        416             231           295             106
Other.......................................................      8,025          44,693        24,298              --
                                                             -----------   ------------   -----------     -----------
Total Liabilities...........................................    417,244         513,445       254,287          10,095
                                                             -----------   ------------   -----------     -----------
NET ASSETS ................................................. $20,034,245   $111,522,639   $67,800,574     $22,571,525
                                                             ===========   ============   ===========     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital............................................. $18,615,927   $104,295,815   $66,369,651     $22,571,525
Undistributed/(distributions in excess of) net investment
 income.....................................................         --         (30,856)           --              --
Accumulated net realized gains/(losses) on investments......     77,311       2,120,585      (308,729)             --
Net unrealized appreciation on investments..................  1,341,007       5,137,095     1,739,652              --
                                                             -----------   ------------   -----------     -----------
NET ASSETS ................................................. $20,034,245   $111,522,639   $67,800,574     $22,571,525
                                                             ===========   ============   ===========     ===========
INSTITUTIONAL SHARES:
Net Assets.................................................. $15,306,407   $102,747,271   $58,803,841     $18,664,284
                                                             ===========   ============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....  1,455,828       7,800,734     5,658,887      18,670,875
                                                             ===========   ============   ===========     ===========
Net asset value, offering and redemption price per share.... $    10.51    $      13.17   $     10.39     $      1.00
                                                             ===========   ============   ===========     ===========
INVESTOR A SHARES:
Net Assets.................................................. $2,654,871    $  7,666,527   $ 7,479,346     $ 2,797,499
                                                             ===========   ============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....    252,675         581,996       719,894       2,798,557
                                                             ===========   ============   ===========     ===========
Net asset value and redemption price per share.............. $    10.51    $      13.17   $     10.39     $      1.00
                                                             ===========   ============   ===========     ===========
Maximum Sales Charge........................................       4.75%           4.75%         4.75%             --
                                                             ===========   ============   ===========     ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent) per share.. $    11.03    $      13.83   $     10.91     $        --
                                                             ===========   ============   ===========     ===========
INVESTOR B SHARES:
Net Assets.................................................. $2,072,967    $  1,108,841   $ 1,517,387     $        --
                                                             ===========   ============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....    197,353          84,542       145,883              --
                                                             ===========   ============   ===========     ===========
Net asset value and offering price per share*............... $    10.50    $      13.12   $     10.40     $        --
                                                             ===========   ============   ===========     ===========
SWEEP SHARES:
Net Assets.................................................. $       --    $         --   $        --     $ 1,109,742
                                                             ===========   ============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....         --              --            --       1,110,010
                                                             ===========   ============   ===========     ===========
Net asset value, offering and redemption price per share.... $       --    $         --   $        --     $      1.00
                                                             ===========   ============   ===========     ===========

                                                                 LEADER
                                                              MONEY MARKET
                                                                  FUND
                                                              ------------
ASSETS:
Investments in securities, at cost..........................  $217,562,977
                                                              ============
Investments in securities, at value.........................  $217,562,977
Interest and dividends receivable...........................       419,094
Receivable for capital shares issued........................            --
Prepaid & other expenses....................................        11,643
                                                              ------------
Total Assets................................................   217,993,714
                                                              ------------
LIABILITIES:
Dividends payable...........................................        75,744
Payable for capital shares redeemed.........................            --
Payable for investment securities purchased.................     5,000,000
ACCRUED EXPENSES:
Advisory fees...............................................        43,193
Administration fees.........................................         5,923
Distribution fees...........................................        34,545
Shareholder service fees....................................         1,620
Other.......................................................        98,300
                                                              ------------
Total Liabilities...........................................     5,259,325
                                                              ------------
NET ASSETS .................................................  $212,734,389
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $212,743,636
Undistributed/(distributions in excess of) net investment
 income.....................................................            --
Accumulated net realized gains/(losses) on investments......        (9,247)
Net unrealized appreciation on investments..................            --
                                                              ------------
NET ASSETS .................................................  $212,734,389
                                                              ============
INSTITUTIONAL SHARES:
Net Assets..................................................  $119,600,221
                                                              ============
Shares of beneficial interest outstanding, no par value.....   119,604,966
                                                              ============
Net asset value, offering and redemption price per share....  $       1.00
                                                              ============
INVESTOR A SHARES:
Net Assets..................................................  $ 86,406,309
                                                              ============
Shares of beneficial interest outstanding, no par value.....    86,408,660
                                                              ============
Net asset value and redemption price per share..............  $       1.00
                                                              ============
Maximum Sales Charge........................................            --
                                                              ============
Maximum offering price (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent) per share..  $         --
                                                              ============
INVESTOR B SHARES:
Net Assets..................................................  $         --
                                                              ============
Shares of beneficial interest outstanding, no par value.....            --
                                                              ============
Net asset value and offering price per share*...............  $         --
                                                              ============
SWEEP SHARES:
Net Assets..................................................  $  6,727,859
                                                              ============
Shares of beneficial interest outstanding, no par value.....     6,730,010
                                                              ============
Net asset value, offering and redemption price per share....  $       1.00
                                                              ============

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 LEADER          LEADER
                                                                 GROWTH         GROWTH &          LEADER
                                                               EQUITY FUND     INCOME FUND     BALANCED FUND
                                                               -----------     -----------     -------------
INVESTMENT INCOME:
Interest income.............................................   $    2,493      $       --       $  319,054
Dividend income.............................................      118,885       1,518,713          262,574
                                                               ----------      -----------      ----------
  Total Investment Income...................................      121,378       1,518,713          581,628
                                                               ----------      -----------      ----------
EXPENSES:
Advisory fees...............................................      122,365         582,324          205,916
Administration fees.........................................       32,631         155,287           51,479
Administrative service fees -- Institutional Shares.........       43,600         217,689           74,634
Distribution fees -- Investor A Shares......................        5,059          13,784            1,477
Distribution fees -- Investor B Shares......................          719           3,640            2,771
Shareholder service fees  -- Investor B Shares..............          240           1,213              924
Shareholder service fees  -- Sweep Shares...................           --              --               --
Fund accounting fees........................................       29,940          31,774           23,101
Custodian fees..............................................        8,998           7,144            5,622
Transfer agent fees.........................................       33,967          90,844           57,708
Trustees' fees..............................................        1,572           6,530            1,730
State registration fees.....................................        8,023           7,949            3,299
Other.......................................................       16,818          39,276           12,570
                                                               ----------      -----------      ----------
  Total Expenses............................................      303,932       1,157,454          441,231
  Expenses voluntarily waived by the Advisor................      (67,768)        (38,821)         (51,479)
  Expenses voluntarily waived by the Administrator and its
    affiliates..............................................      (43,600)       (217,689)         (74,634)
                                                               ----------      -----------      ----------
  Net Expenses..............................................      192,564         900,944          315,118
                                                               ----------      -----------      ----------
NET INVESTMENT INCOME/(LOSS)................................      (71,186)        617,769          266,510
                                                               ----------      -----------      ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................      111,320      (1,220,760)        (141,548)
Change in unrealized appreciation/(depreciation) on
  investments...............................................    2,638,814      19,623,495        4,547,353
                                                               ----------      -----------      ----------
Net realized and unrealized gains on investments............    2,750,134      18,402,735        4,405,805
                                                               ----------      -----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $2,678,948      $19,020,504      $4,672,315
                                                               ==========      ===========      ==========

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          LEADER        LEADER        LEADER          LEADER           LEADER
                                        TAX-EXEMPT   INTERMEDIATE   SHORT TERM   TAX-EXEMPT MONEY   MONEY MARKET
                                        BOND FUND     BOND FUND     BOND FUND      MARKET FUND          FUND
                                        ----------   ------------   ----------   ----------------   ------------
INVESTMENT INCOME:
Interest income.......................   $376,421     $2,869,281    $1,089,614       $135,925       $ 1,466,459
Dividend income.......................        921         21,576        9,918           1,326            17,235
                                         --------     ----------    ----------       --------       -----------
Total Investment Income...............    377,342      2,890,857    1,099,532         137,251         1,483,694
                                         --------     ----------    ----------       --------       -----------
EXPENSES:
Advisory fees.........................     49,045        298,620      148,272          51,926           461,709
Administration fees...................     19,618        119,449       53,917          25,963           230,859
Administrative service fees --
  Institutional Shares................     23,203        167,289       70,539          28,211           154,049
Distribution fees -- Investor A
  Shares..............................      3,084         10,145        8,240           5,726           227,414
Distribution fees -- Investor B
  Shares..............................      7,852          4,346        5,241              --                --
Shareholder service fees  -- Investor
  B Shares............................      2,617          1,449        1,747              --                --
Shareholder service fees  -- Sweep
  Shares..............................         --             --           --           1,380            20,811
Fund accounting fees..................     20,413         34,566       30,597          16,772            44,877
Custodian fees........................      3,277          7,051        3,828           7,290            19,794
Transfer agent fees...................     25,827         52,447       43,354           4,768           107,783
Trustees' fees........................        830          5,362        2,348           1,070            10,642
State registration fees...............      3,830          8,339        4,890           6,807            17,009
Other.................................      5,967         32,871       17,903          11,667            63,423
                                         --------     ----------    ----------       --------       -----------
Total Expenses........................    165,563        741,934      390,876         161,580         1,358,370
Expenses voluntarily waived by the
  Advisor.............................    (44,215)       (11,944)     (67,396)        (25,963)         (173,142)
Expenses voluntarily waived by the
  Administrator and its affiliates....    (26,145)      (167,289)     (70,539)        (38,828)         (188,679)
                                         --------     ----------    ----------       --------       -----------
Net Expenses..........................     95,203        562,701      252,941          96,789           996,549
                                         --------     ----------    ----------       --------       -----------
NET INVESTMENT INCOME/(LOSS)..........    282,139      2,328,156      846,591          40,462           487,145
                                         --------     ----------    ----------       --------       -----------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS:
Net realized gains/(losses) on
  investments.........................     87,939      2,380,173       74,278              --            12,156
Change in unrealized
  appreciation/(depreciation) on
  investments.........................    441,235        705,321      761,584              --                --
                                         --------     ----------    ----------       --------       -----------
Net realized and unrealized gains on
  investments.........................    529,174      3,085,494      835,862              --            12,156
                                         --------     ----------    ----------       --------       -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................   $811,313     $5,413,650    $1,682,453       $ 40,462       $   499,301
                                         ========     ==========    ==========       ========       ===========

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                                  LEADER
                                                       GROWTH EQUITY FUND                     GROWTH & INCOME FUND
                                             ---------------------------------------   -----------------------------------
                                             SIX MONTHS ENDED       PERIOD ENDED       SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003(a)    FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   -------------------   -----------------   ---------------
                                                (UNAUDITED)                               (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)...............     $   (71,186)         $   (34,839)        $    617,769       $  1,670,755
Net realized gains/(losses) on
  investments..............................         111,320             (173,071)          (1,220,760)       (11,595,116)
Change in unrealized
  appreciation/(depreciation) on
  investments..............................       2,638,814            3,538,485           19,623,495         21,305,256
                                                -----------          -----------         ------------       ------------
Change in net assets resulting from
  operations...............................       2,678,948            3,330,575           19,020,504         11,380,895
DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................              --              (12,341)            (795,345)        (1,530,645)
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS
  FROM:
Net investment income......................              --                 (158)             (34,298)           (47,478)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income......................              --                   --               (1,018)            (1,141)
                                                -----------          -----------         ------------       ------------
Change in net assets from shareholder
  dividends................................              --              (12,499)            (830,661)        (1,579,264)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................      19,008,243           20,343,480           (2,852,563)        (1,234,941)
                                                -----------          -----------         ------------       ------------
CHANGE IN NET ASSETS.......................      21,687,191           23,661,556           15,337,280          8,566,690
NET ASSETS:
  Beginning of period......................      23,661,556                   --          147,102,416        138,535,726
                                                -----------          -----------         ------------       ------------
  End of period............................     $45,348,747          $23,661,556         $162,439,696       $147,102,416
                                                ===========          ===========         ============       ============
Undistributed/(distributions in excess of)
  Net Investment Income....................     $   (71,186)         $        --         $    221,631       $    434,523
                                                ===========          ===========         ============       ============

---------------

(a)  From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                                  LEADER
                                                       GROWTH EQUITY FUND                     GROWTH & INCOME FUND
                                             ---------------------------------------   -----------------------------------
                                             SIX MONTHS ENDED       PERIOD ENDED       SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003(a)    FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   -------------------   -----------------   ---------------
                                                (UNAUDITED)                               (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............     $16,060,221          $21,012,495         $ 10,691,420       $ 23,416,542
  Dividends reinvested.....................              --                  566              336,273            637,353
  Cost of shares redeemed..................      (1,526,424)          (2,088,762)         (18,052,433)       (27,958,226)
                                                -----------          -----------         ------------       ------------
    Change.................................      14,533,797           18,924,299           (7,024,740)        (3,904,331)
                                                -----------          -----------         ------------       ------------
INVESTOR A SHARES:
  Proceeds from shares issued..............       4,544,175            1,613,211            5,052,588          3,632,709
  Dividends reinvested.....................              --                  158               31,333             42,026
  Cost of shares redeemed..................        (318,218)            (257,732)          (1,489,801)        (1,548,516)
                                                -----------          -----------         ------------       ------------
    Change.................................       4,225,957            1,355,637            3,594,120          2,126,219
                                                -----------          -----------         ------------       ------------
INVESTOR B SHARES:
  Proceeds from shares issued..............         274,868               63,898              629,273            565,150
  Dividends reinvested.....................              --                   --                  979              1,116
  Cost of shares redeemed..................         (26,379)                (354)             (52,195)           (23,095)
                                                -----------          -----------         ------------       ------------
    Change.................................         248,489               63,544              578,057            543,171
                                                -----------          -----------         ------------       ------------
Change in net assets from capital
  transactions.............................     $19,008,243          $20,343,480         $ (2,852,563)      $ (1,234,941)
                                                ===========          ===========         ============       ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................       1,319,320            2,141,712              445,499          1,130,959
  Reinvested...............................              --                   61               14,433             30,974
  Redeemed.................................        (126,242)            (205,173)            (743,187)        (1,355,095)
                                                -----------          -----------         ------------       ------------
    Change.................................       1,193,078            1,936,600             (283,255)          (193,162)
                                                -----------          -----------         ------------       ------------
INVESTOR A SHARES:
  Issued...................................         372,996              157,519              210,147            173,035
  Reinvested...............................              --                   17                1,340              2,043
  Redeemed.................................         (25,998)             (25,224)             (61,402)           (74,983)
                                                -----------          -----------         ------------       ------------
    Change.................................         346,998              132,312              150,085            100,095
                                                -----------          -----------         ------------       ------------
INVESTOR B SHARES:
  Issued...................................          22,831                5,880               26,602             27,368
  Reinvested...............................              --                   --                   43                 55
  Redeemed.................................          (2,228)                 (36)              (2,129)            (1,083)
                                                -----------          -----------         ------------       ------------
    Change.................................          20,603                5,844               24,516             26,340
                                                -----------          -----------         ------------       ------------
Change from share transactions.............       1,560,679            2,074,756             (108,654)           (66,727)
                                                ===========          ===========         ============       ============

---------------

(a)  From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              LEADER                                LEADER
                                                           BALANCED FUND                     TAX-EXEMPT BOND FUND
                                                -----------------------------------   -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                                -----------------   ---------------   -----------------   ---------------
                                                   (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.........................     $   266,510        $ 1,102,401        $   282,139        $   643,475
Net realized gains/(losses) on investments....        (141,548)        (3,221,645)            87,939            144,412
Change in unrealized
  appreciation/(depreciation) on
  investments.................................       4,547,353          5,042,660            441,235           (389,287)
                                                   -----------        -----------        -----------        -----------
Change in net assets resulting from
  operations..................................       4,672,315          2,923,416            811,313            398,600
DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income.........................        (405,224)        (1,109,856)          (230,840)          (594,551)
Net realized gains............................              --                 --           (118,150)           (18,730)
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income.........................          (5,941)           (14,301)           (27,641)           (31,340)
Net realized gains............................              --                 --            (15,500)              (746)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income.........................          (2,527)            (1,480)           (20,680)           (20,562)
Net realized gains............................              --                 --            (16,058)                --
                                                   -----------        -----------        -----------        -----------
Change in net assets from shareholder
  dividends...................................        (413,692)        (1,125,637)          (428,869)          (665,929)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions................................       2,812,857          2,411,831           (147,713)         2,013,552
                                                   -----------        -----------        -----------        -----------
CHANGE IN NET ASSETS..........................       7,071,480          4,209,610            234,731          1,746,223
NET ASSETS:
  Beginning of period.........................      47,841,406         43,631,796         19,799,514         18,053,291
                                                   -----------        -----------        -----------        -----------
  End of period...............................     $54,912,886        $47,841,406        $20,034,245        $19,799,514
                                                   ===========        ===========        ===========        ===========
Undistributed/(distributions in excess of)
  Net Investment Income.......................     $    75,554        $   222,736        $        --        $    (2,978)
                                                   ===========        ===========        ===========        ===========

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                        BALANCED FUND                     TAX-EXEMPT BOND FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............     $6,199,942         $10,923,975        $   956,284        $1,807,855
  Dividends reinvested.....................        402,089           1,105,381             17,309            25,336
  Cost of shares redeemed..................     (4,952,217)        (10,185,078)        (2,045,417)       (3,040,985)
                                                ----------         -----------        -----------        ----------
    Change.................................      1,649,814           1,844,278         (1,071,824)       (1,207,794)
                                                ----------         -----------        -----------        ----------
INVESTOR A SHARES:
  Proceeds from shares issued..............        722,034             387,440          1,013,686         1,268,036
  Dividends reinvested.....................          5,608              14,121             39,857            26,492
  Cost of shares redeemed..................       (116,487)           (206,967)          (104,026)         (166,446)
                                                ----------         -----------        -----------        ----------
    Change.................................        611,155             194,594            949,517         1,128,082
                                                ----------         -----------        -----------        ----------
INVESTOR B SHARES:
  Proceeds from shares issued..............        576,442             374,456             30,002         2,295,232
  Dividends reinvested.....................          2,333               1,397             31,069            13,381
  Cost of shares redeemed..................        (26,887)             (2,894)           (86,477)         (215,349)
                                                ----------         -----------        -----------        ----------
    Change.................................        551,888             372,959            (25,406)        2,093,264
                                                ----------         -----------        -----------        ----------
Change in net assets from capital
  transactions.............................     $2,812,857         $ 2,411,831        $  (147,713)       $2,013,552
                                                ==========         ===========        ===========        ==========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................        626,445           1,197,751             91,651           172,646
  Reinvested...............................         41,887             121,544              1,670             2,423
  Redeemed.................................       (498,072)         (1,122,811)          (196,386)         (291,214)
                                                ----------         -----------        -----------        ----------
    Change.................................        170,260             196,484           (103,065)         (116,145)
                                                ----------         -----------        -----------        ----------
INVESTOR A SHARES:
  Issued...................................         72,223              42,187             97,081           121,481
  Reinvested...............................            584               1,553              3,840             2,532
  Redeemed.................................        (11,794)            (22,572)            (9,990)          (15,836)
                                                ----------         -----------        -----------        ----------
    Change.................................         61,013              21,168             90,931           108,177
                                                ----------         -----------        -----------        ----------
INVESTOR B SHARES:
  Issued...................................         59,742              40,708              2,895           219,359
  Reinvested...............................            245                 151              2,996             1,278
  Redeemed.................................         (2,752)               (322)            (8,280)          (20,895)
                                                ----------         -----------        -----------        ----------
    Change.................................         57,235              40,537             (2,389)          199,742
                                                ----------         -----------        -----------        ----------
Change from share transactions.............        288,508             258,189            (14,523)          191,774
                                                ==========         ===========        ===========        ==========

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                   INTERMEDIATE BOND FUND                 SHORT TERM BOND FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................    $  2,328,156       $  4,574,359        $   846,591        $ 1,403,121
Net realized gains/(losses) on
  investments..............................       2,380,173            974,503             74,278           (287,769)
Change in unrealized
  appreciation/(depreciation) on
  investments..............................         705,321         (2,238,963)           761,584          1,189,129
                                               ------------       ------------        -----------        -----------
Change in net assets resulting from
  operations...............................       5,413,650          3,309,899          1,682,453          2,304,481
DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................      (2,226,921)        (4,887,073)          (753,371)        (1,323,969)
Net realized gains.........................        (320,760)          (608,278)                --                 --
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS
  FROM:
Net investment income......................        (125,175)          (147,983)           (79,437)           (65,825)
Net realized gains.........................         (20,476)           (19,107)                --                 --
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income......................         (17,348)           (19,818)           (15,427)           (10,245)
Net realized gains.........................          (3,246)              (848)                --                 --
                                               ------------       ------------        -----------        -----------
Change in net assets from shareholder
  dividends................................      (2,713,926)        (5,683,107)          (848,235)        (1,400,039)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................     (11,104,686)         9,090,140         20,592,644         16,349,255
                                               ------------       ------------        -----------        -----------
CHANGE IN NET ASSETS.......................      (8,404,962)         6,716,932         21,426,862         17,253,697
NET ASSETS:
  Beginning of period......................     119,927,601        113,210,669         46,373,712         29,120,015
                                               ------------       ------------        -----------        -----------
  End of period............................    $111,522,639       $119,927,601        $67,800,574        $46,373,712
                                               ============       ============        ===========        ===========
Undistributed/(distributions in excess of)
  Net Investment Income....................    $    (30,856)      $     10,432        $        --        $     1,644
                                               ============       ============        ===========        ===========

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                   INTERMEDIATE BOND FUND                 SHORT TERM BOND FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............    $  7,165,193        $26,116,935        $22,041,925        $17,791,061
  Dividends reinvested.....................         399,329            877,011            198,218            398,041
  Cost of shares redeemed..................     (21,233,768)       (21,610,211)        (5,123,437)        (6,271,384)
                                               ------------        -----------        -----------        -----------
    Change.................................     (13,669,246)         5,383,735         17,116,706         11,917,718
                                               ------------        -----------        -----------        -----------
INVESTOR A SHARES:
  Proceeds from shares issued..............       4,804,956          3,537,261          3,815,311          3,373,552
  Dividends reinvested.....................         124,813            134,578             68,866             52,019
  Cost of shares redeemed..................      (2,348,628)        (1,092,198)          (622,563)          (278,081)
                                               ------------        -----------        -----------        -----------
    Change.................................       2,581,141          2,579,641          3,261,614          3,147,490
                                               ------------        -----------        -----------        -----------
INVESTOR B SHARES:
  Proceeds from shares issued..............          91,789          1,307,627            416,352          1,311,479
  Dividends reinvested.....................          17,865             15,817             13,538              7,274
  Cost of shares redeemed..................        (126,235)          (196,680)          (215,566)           (34,706)
                                               ------------        -----------        -----------        -----------
    Change.................................         (16,581)         1,126,764            214,324          1,284,047
                                               ------------        -----------        -----------        -----------
Change in net assets from capital
  transactions.............................    $(11,104,686)       $ 9,090,140        $20,592,644        $16,349,255
                                               ============        ===========        ===========        ===========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................         548,895          1,978,316          2,129,193          1,749,544
  Reinvested...............................          30,710             66,706             19,226             39,239
  Redeemed.................................      (1,620,230)        (1,639,145)          (495,409)          (615,994)
                                               ------------        -----------        -----------        -----------
    Change.................................      (1,040,625)           405,877          1,653,010          1,172,789
                                               ------------        -----------        -----------        -----------
INVESTOR A SHARES:
  Issued...................................         367,650            268,481            368,916            329,178
  Reinvested...............................           9,582             10,212              6,678              5,112
  Redeemed.................................        (179,530)           (82,890)           (60,334)           (27,165)
                                               ------------        -----------        -----------        -----------
    Change.................................         197,702            195,803            315,260            307,125
                                               ------------        -----------        -----------        -----------
INVESTOR B SHARES:
  Issued...................................           7,086             99,556             40,256            127,861
  Reinvested...............................           1,378              1,202              1,312                704
  Redeemed.................................          (9,664)           (15,016)           (20,854)            (3,396)
                                               ------------        -----------        -----------        -----------
    Change.................................          (1,200)            85,742             20,714            125,169
                                               ------------        -----------        -----------        -----------
Change from share transactions.............        (844,123)           687,422          1,988,984          1,605,083
                                               ============        ===========        ===========        ===========

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                TAX-EXEMPT MONEY MARKET FUND                MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................     $    40,462        $   211,061       $    487,145       $  1,941,412
Net realized gains/(losses) on
  investments..............................              --                 --             12,156            (18,862)
                                                -----------        -----------       ------------       ------------
Change in net assets resulting from
  operations...............................          40,462            211,061            499,301          1,922,550
DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................         (36,655)          (206,531)          (392,342)        (1,296,126)
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS
  FROM:
Net investment income......................          (1,916)            (7,781)           (62,622)          (444,940)
DISTRIBUTIONS TO SWEEP SHAREHOLDERS FROM:
Net investment income......................          (1,013)            (6,082)           (32,436)          (200,346)
                                                -----------        -----------       ------------       ------------
Change in net assets from shareholder
  dividends................................         (39,584)          (220,394)          (487,400)        (1,941,412)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................      (3,107,144)        (1,639,627)       (18,843,138)       (78,745,313)
                                                -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS.......................      (3,106,266)        (1,648,960)       (18,831,237)       (78,764,175)
NET ASSETS:
  Beginning of period......................      25,677,791         27,326,751        231,565,626        310,329,801
                                                -----------        -----------       ------------       ------------
  End of period............................     $22,571,525        $25,677,791       $212,734,389       $231,565,626
                                                ===========        ===========       ============       ============
Undistributed/(distributions in excess of)
Net Investment Income......................     $        --        $      (878)      $         --       $        255
                                                ===========        ===========       ============       ============

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                TAX-EXEMPT MONEY MARKET FUND                MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2004   AUGUST 31, 2003   FEBRUARY 29, 2004   AUGUST 31, 2003
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............     $20,213,765        $38,230,476       $269,291,087       $707,390,912
  Dividends reinvested.....................              --                 --             78,823            237,202
  Cost of shares redeemed..................     (24,386,266)       (39,325,403)      (266,164,586)      (769,745,809)
                                                -----------        -----------       ------------       ------------
    Change.................................      (4,172,501)        (1,094,927)         3,205,324        (62,117,695)
                                                -----------        -----------       ------------       ------------
INVESTOR A SHARES:
  Proceeds from shares issued..............      17,586,595          5,193,075         49,633,791        113,710,604
  Dividends reinvested.....................           1,674              8,860             65,192            505,688
  Cost of shares redeemed..................     (16,522,912)        (5,746,635)       (56,747,445)      (130,843,910)
                                                -----------        -----------       ------------       ------------
    Change.................................       1,065,357           (544,700)        (7,048,462)       (16,627,618)
                                                -----------        -----------       ------------       ------------
SWEEP SHARES:
  Proceeds from shares issued..............              --                 --         98,000,000        158,000,000
  Cost of shares redeemed..................              --                 --       (113,000,000)      (158,000,000)
                                                -----------        -----------       ------------       ------------
    Change.................................              --                 --        (15,000,000)                --
                                                -----------        -----------       ------------       ------------
Change in net assets from capital
  transactions.............................     $(3,107,144)       $(1,639,627)      $(18,843,138)      $(78,745,313)
                                                ===========        ===========       ============       ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................      20,213,765         38,230,476        269,291,087        707,390,912
  Reinvested...............................              --                 --             78,823            237,202
  Redeemed.................................     (24,386,266)       (39,325,403)      (266,164,586)      (769,745,809)
                                                -----------        -----------       ------------       ------------
    Change.................................      (4,172,501)        (1,094,927)         3,205,324        (62,117,695)
                                                -----------        -----------       ------------       ------------
INVESTOR A SHARES:
  Issued...................................      17,586,595          5,193,075         49,633,791        113,710,604
  Reinvested...............................           1,674              8,860             65,192            505,688
  Redeemed.................................     (16,522,912)        (5,746,635)       (56,747,445)      (130,843,910)
                                                -----------        -----------       ------------       ------------
    Change.................................       1,065,357           (544,700)        (7,048,462)       (16,627,618)
                                                -----------        -----------       ------------       ------------
SWEEP SHARES:
  Issued...................................              --                 --         98,000,000        158,000,000
  Redeemed.................................              --                 --       (113,000,000)      (158,000,000)
                                                -----------        -----------       ------------       ------------
    Change.................................              --                 --        (15,000,000)                --
                                                -----------        -----------       ------------       ------------
Change from share transactions.............      (3,107,144)        (1,639,627)       (18,843,138)       (78,745,313)
                                                ===========        ===========       ============       ============

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
INSTITUTIONAL SHARES
--------------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February 29,
 2004+.......................................   $11.41        $(0.02)          $1.09          $1.07        $   --       $   --
For the Period Ended August 31, 2003*........    10.00         (0.01)           1.43           1.42         (0.01)          --
LEADER GROWTH & INCOME FUND
For the Six Months Ended February 29,
 2004+.......................................    22.71          0.10            2.83           2.93         (0.13)          --
Year Ended August 31, 2003...................    21.17          0.25            1.54           1.79         (0.25)          --
Year Ended August 31, 2002...................    25.55          0.22           (4.38)         (4.16)        (0.22)          --
Year Ended August 31, 2001...................    34.97          0.27           (8.52)         (8.25)        (0.29)       (0.88)
Year Ended August 31, 2000...................    30.37          0.32            4.75           5.07         (0.32)       (0.15)
Year Ended August 31, 1999...................    23.46          0.30            7.53           7.83         (0.27)       (0.65)
LEADER BALANCED FUND
For the Six Months Ended February 29,
 2004+.......................................     9.46          0.06            0.83           0.89         (0.08)          --
Year Ended August 31, 2003...................     9.09          0.22            0.38           0.60         (0.23)          --
Year Ended August 31, 2002...................     9.53          0.23           (0.43)         (0.20)        (0.24)          --
Period Ended August 31, 2001**...............    10.00          0.20           (0.53)         (0.33)        (0.14)          --
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.31          0.15            0.28           0.43         (0.15)       (0.08)
Year Ended August 31, 2003...................    10.44          0.37           (0.12)          0.25         (0.37)       (0.01)
Year Ended August 31, 2002...................    10.44          0.42            0.10           0.52         (0.42)       (0.10)
Year Ended August 31, 2001...................    10.07          0.45            0.43           0.88         (0.45)       (0.06)
Period Ended August 31, 2000***..............    10.00          0.05            0.07           0.12         (0.05)          --
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    12.88          0.26            0.33           0.59         (0.26)       (0.04)
Year Ended August 31, 2003...................    13.13          0.52           (0.13)          0.39         (0.57)       (0.07)
Year Ended August 31, 2002...................    12.79          0.67            0.34           1.01         (0.67)          --
Year Ended August 31, 2001...................    11.97          0.72            0.82           1.54         (0.72)          --
Year Ended August 31, 2000...................    12.04          0.74           (0.07)          0.67         (0.74)          --
Year Ended August 31, 1999...................    13.00          0.72           (0.96)         (0.24)        (0.72)          --
LEADER SHORT TERM BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.22          0.17            0.17           0.34         (0.17)          --
Year Ended August 31, 2003...................     9.94          0.39            0.28           0.67         (0.39)          --
Year Ended August 31, 2002...................    10.12          0.41           (0.18)          0.23         (0.41)          --(e)
Period Ended August 31, 2001****.............    10.00          0.30            0.12           0.42         (0.30)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(e)           --             --(e)         --(e)        --
Year Ended August 31, 2003...................     1.00          0.01              --           0.01         (0.01)          --
Year Ended August 31, 2002...................     1.00          0.01              --(e)        0.01         (0.01)          --
Period Ended August 31, 2001*****............     1.00          0.03              --(e)        0.03         (0.03)          --
LEADER MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(e)           --(e)          --(e)         --(e)        --
Year Ended August 31, 2003...................     1.00          0.01              --(e)        0.01         (0.01)          --
Year Ended August 31, 2002...................     1.00          0.02              --(e)        0.02         (0.02)          --
Year Ended August 31, 2001...................     1.00          0.05              --(e)        0.05         (0.05)          --
Year Ended August 31, 2000...................     1.00          0.06              --(e)        0.06         (0.06)          --
Period Ended August 31, 1999******...........     1.00          0.01              --(e)        0.01         (0.01)          --

---------------

+       Unaudited.
*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on January 3, 2001.
***     From the commencement of operations on July 24, 2000.
****    From the commencement of operations on January 5, 2001.
*****   From the commencement of operations on September 6, 2000.
******  From the commencement of operations on July 7, 1999.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                          -----------------------------------------------
                                                 NET ASSET                NET ASSETS,        NET          NET INVESTMENT
                                                  VALUE,                    END OF       EXPENSES TO     INCOME/(LOSS) TO
                                       TOTAL      END OF       TOTAL        PERIOD         AVERAGE           AVERAGE
                                     DIVIDENDS    PERIOD     RETURN(c)      (000'S)     NET ASSETS(d)     NET ASSETS(d)
                                     ---------   ---------   ----------   -----------   --------------   ----------------
INSTITUTIONAL SHARES
--------------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February
 29, 2004+.........................   $   --      $12.48         9.38%     $ 39,057          1.14%            (0.39)%
For the Period Ended August 31,
 2003*.............................    (0.01)      11.41        14.18%       22,088          1.27%            (0.25)%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February
 29, 2004+.........................    (0.13)      25.51        12.95%      149,476          1.14%             0.82%
Year Ended August 31, 2003.........    (0.25)      22.71         8.57%      139,516          1.14%             1.26%
Year Ended August 31, 2002.........    (0.22)      21.17       (16.38)%     134,134          1.09%             0.95%
Year Ended August 31, 2001.........    (1.17)      25.55       (23.98)%     162,881          1.00%             0.94%
Year Ended August 31, 2000.........    (0.47)      34.97        16.80%      177,528          0.82%             0.99%
Year Ended August 31, 1999.........    (0.92)      30.37        33.73%      145,919          0.87%             1.05%
LEADER BALANCED FUND
For the Six Months Ended February
 29, 2004+.........................    (0.08)      10.27         9.48%       52,471          1.20%             1.05%
Year Ended August 31, 2003.........    (0.23)       9.46         6.78%       46,704          1.18%             2.49%
Year Ended August 31, 2002.........    (0.24)       9.09        (2.11)%      43,096          1.28%             2.52%
Period Ended August 31, 2001**.....    (0.14)       9.53        (3.35)%      44,667          1.11%             3.03%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.23)      10.51         4.25%       15,306          0.83%             3.02%
Year Ended August 31, 2003.........    (0.38)      10.31         2.41%       16,075          0.84%             3.52%
Year Ended August 31, 2002.........    (0.52)      10.44         5.29%       17,494          0.82%             4.14%
Year Ended August 31, 2001.........    (0.51)      10.44         8.92%       21,369          0.75%             4.38%
Period Ended August 31, 2000***....    (0.05)      10.07         1.16%       22,261          0.87%             4.26%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.30)      13.17         4.59%      102,747          0.92%             3.93%
Year Ended August 31, 2003.........    (0.64)      12.88         2.96%      113,878          0.91%             3.89%
Year Ended August 31, 2002.........    (0.67)      13.13         8.17%      110,737          0.84%             5.26%
Year Ended August 31, 2001.........    (0.72)      12.79        13.18%      126,615          0.82%             5.78%
Year Ended August 31, 2000.........    (0.74)      11.97         5.86%      131,101          0.79%             6.28%
Year Ended August 31, 1999.........    (0.72)      12.04        (1.97)%      80,607          0.82%             5.69%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.17)      10.39         3.30%       58,804          0.88%             3.19%
Year Ended August 31, 2003.........    (0.39)      10.22         6.86%       40,957          0.90%             3.84%
Year Ended August 31, 2002.........    (0.41)       9.94         2.30%       28,151          0.98%             4.05%
Period Ended August 31, 2001****...    (0.30)      10.12         4.26%       17,890          0.96%             4.50%
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................       --(e)     1.00         0.16%       18,664          0.72%             0.34%
Year Ended August 31, 2003.........    (0.01)       1.00         0.80%       22,836          0.55%             0.77%
Year Ended August 31, 2002.........    (0.01)       1.00         1.00%       23,939          0.76%             1.02%
Period Ended August 31,
 2001*****.........................    (0.03)       1.00         2.97%       27,762          0.65%             2.91%
LEADER MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................       --(e)     1.00         0.32%      119,600          0.65%             0.64%
Year Ended August 31, 2003.........    (0.01)       1.00         0.97%      116,388          0.66%             0.95%
Year Ended August 31, 2002.........    (0.02)       1.00         1.75%      178,515          0.61%             1.81%
Year Ended August 31, 2001.........    (0.05)       1.00         5.14%      302,900          0.54%             5.05%
Year Ended August 31, 2000.........    (0.06)       1.00         5.60%      276,186          0.51%             5.50%
Period Ended August 31,
 1999******........................    (0.01)       1.00         0.67%      166,335          0.51%             4.35%

                                        RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------

                                        EXPENSES TO       PORTFOLIO
                                          AVERAGE         TURNOVER
                                      NET ASSETS(a)(d)     RATE(b)
                                     ------------------   ---------
INSTITUTIONAL SHARES
--------------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February
 29, 2004+.........................         1.85%             11%
For the Period Ended August 31,
 2003*.............................         2.11%              8%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February
 29, 2004+.........................         1.49%              9%
Year Ended August 31, 2003.........         1.52%             12%
Year Ended August 31, 2002.........         1.50%              4%
Year Ended August 31, 2001.........         1.45%              6%
Year Ended August 31, 2000.........         1.32%             17%
Year Ended August 31, 1999.........         1.37%              9%
LEADER BALANCED FUND
For the Six Months Ended February
 29, 2004+.........................         1.70%             19%
Year Ended August 31, 2003.........         1.71%             32%
Year Ended August 31, 2002.........         1.80%              2%
Period Ended August 31, 2001**.....         1.70%              8%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February
 29, 2004+.........................         1.61%             12%
Year Ended August 31, 2003.........         1.68%             39%
Year Ended August 31, 2002.........         1.65%              0%
Year Ended August 31, 2001.........         1.51%             22%
Period Ended August 31, 2000***....         1.32%              9%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February
 29, 2004+.........................         1.24%             65%
Year Ended August 31, 2003.........         1.25%             56%
Year Ended August 31, 2002.........         1.21%             61%
Year Ended August 31, 2001.........         1.22%             20%
Year Ended August 31, 2000.........         1.14%             14%
Year Ended August 31, 1999.........         1.17%             16%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February
 29, 2004+.........................         1.43%              9%
Year Ended August 31, 2003.........         1.50%             37%
Year Ended August 31, 2002.........         1.67%             20%
Period Ended August 31, 2001****...         1.83%             22%
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................         1.22%            N/A
Year Ended August 31, 2003.........         1.11%            N/A
Year Ended August 31, 2002.........         1.40%            N/A
Period Ended August 31,
 2001*****.........................         1.23%            N/A
LEADER MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................         1.08%            N/A
Year Ended August 31, 2003.........         1.09%            N/A
Year Ended August 31, 2002.........         1.04%            N/A
Year Ended August 31, 2001.........         0.99%            N/A
Year Ended August 31, 2000.........         1.02%            N/A
Period Ended August 31,
 1999******........................         1.02%            N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
INVESTOR A SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February 29,
 2004+.......................................   $11.39        $(0.02)          $1.07          $1.05        $   --       $   --
For the Period Ended August 31, 2003*........    10.00         (0.03)           1.42           1.39            --(f)        --
LEADER GROWTH & INCOME FUND
For the Six Months Ended February 29,
 2004+.......................................    22.68          0.08            2.81           2.89         (0.10)          --
Year Ended August 31, 2003...................    21.14          0.18            1.55           1.73         (0.19)          --
Year Ended August 31, 2002...................    25.50          0.17           (4.37)         (4.20)        (0.16)          --
Period Ended August 31, 2001**...............    31.45          0.18           (5.07)         (4.89)        (0.18)       (0.88)
LEADER BALANCED FUND
For the Six Months Ended February 29,
 2004+.......................................     9.44          0.05            0.83           0.88         (0.07)          --
Year Ended August 31, 2003...................     9.07          0.21            0.37           0.58         (0.21)          --
Year Ended August 31, 2002...................     9.52          0.21           (0.44)         (0.23)        (0.22)          --
Period Ended August 31, 2001***..............     9.86          0.15           (0.36)         (0.21)        (0.13)          --
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.31          0.14            0.28           0.42         (0.14)       (0.08)
Year Ended August 31, 2003...................    10.44          0.34           (0.12)          0.22         (0.34)       (0.01)
Year Ended August 31, 2002...................    10.43          0.40            0.11           0.51         (0.40)       (0.10)
Period Ended August 31, 2001****.............    10.17          0.30            0.32           0.62         (0.30)       (0.06)
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    12.88          0.23            0.34           0.57         (0.24)       (0.04)
Year Ended August 31, 2003...................    13.12          0.49           (0.13)          0.36         (0.53)       (0.07)
Year Ended August 31, 2002...................    12.78          0.64            0.34           0.98         (0.64)          --
Period Ended August 31, 2001****.............    12.49          0.51            0.29           0.80         (0.51)          --
LEADER SHORT TERM BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.22          0.15            0.17           0.32         (0.15)          --
Year Ended August 31, 2003...................     9.94          0.36            0.28           0.64         (0.36)          --
Year Ended August 31, 2002...................    10.11          0.39           (0.17)          0.22         (0.39)          --(f)
Period Ended August 31, 2001*****............    10.00          0.21            0.11           0.32         (0.21)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(f)           --             --(f)         --(f)        --
Year Ended August 31, 2003...................     1.00            --(f)           --             --(f)         --(f)        --
Year Ended August 31, 2002...................     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.02              --(f)        0.02         (0.02)          --
LEADER MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(f)           --(f)          --(f)         --(f)        --
Year Ended August 31, 2003...................     1.00            --(f)           --(f)          --(f)         --(f)        --
Year Ended August 31, 2002...................     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.04              --(f)        0.04         (0.04)          --

---------------

+       Unaudited.
*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on October 26, 2000.
***     From the commencement of operations on February 20, 2001.
****    From the commencement of operations on December 26, 2000.
*****   From the commencement of operations on March 8, 2001.
******  From the commencement of operations on October 4, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                            ----------------------------------------------
                                                 NET ASSET                  NET ASSETS,        NET         NET INVESTMENT
                                                  VALUE,                      END OF       EXPENSES TO    INCOME/(LOSS) TO
                                       TOTAL      END OF        TOTAL         PERIOD         AVERAGE          AVERAGE
                                     DIVIDENDS    PERIOD     RETURN(a)(d)     (000'S)     NET ASSETS(e)    NET ASSETS(e)
                                     ---------   ---------   ------------   -----------   -------------   ----------------
INVESTOR A SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February
 29, 2004+.........................   $   --      $12.44          9.31%      $  5,965         1.45%            (0.73)%
For the Period Ended August 31,
 2003*.............................       --(f)    11.39         13.92%         1,507         1.57%            (0.55)%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February
 29, 2004+.........................    (0.10)      25.47         12.77%        11,675         1.44%             0.54%
Year Ended August 31, 2003.........    (0.19)      22.68          8.28%         6,992         1.44%             0.96%
Year Ended August 31, 2002.........    (0.16)      21.14        (16.56)%        4,402         1.40%             0.66%
Period Ended August 31, 2001**.....    (1.06)      25.50        (15.93)%        1,897         1.45%             0.55%
LEADER BALANCED FUND
For the Six Months Ended February
 29, 2004+.........................    (0.07)      10.25          9.34%         1,448         1.51%             0.76%
Year Ended August 31, 2003.........    (0.21)       9.44          6.50%           757         1.48%             2.18%
Year Ended August 31, 2002.........    (0.22)       9.07         (2.48)%          536         1.58%             2.23%
Period Ended August 31, 2001***....    (0.13)       9.52         (2.14)%          277         1.45%             2.53%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.22)      10.51          4.11%         2,655         1.14%             2.70%
Year Ended August 31, 2003.........    (0.35)      10.31          2.14%         1,667         1.15%             3.04%
Year Ended August 31, 2002.........    (0.50)      10.44          5.09%           559         1.14%             3.83%
Period Ended August 31, 2001****...    (0.36)      10.43          5.56%           250         1.16%             3.97%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.28)      13.17          4.43%         7,667         1.21%             3.63%
Year Ended August 31, 2003.........    (0.60)      12.88          2.75%         4,950         1.21%             3.53%
Year Ended August 31, 2002.........    (0.64)      13.12          7.87%         2,473         1.16%             4.94%
Period Ended August 31, 2001****...    (0.51)      12.78          6.52%           880         1.12%             5.27%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February
 29, 2004+.........................    (0.15)      10.39          3.14%         7,479         1.18%             2.88%
Year Ended August 31, 2003.........    (0.36)      10.22          6.57%         4,136         1.19%             3.48%
Year Ended August 31, 2002.........    (0.39)       9.94          2.22%           969         1.27%             3.77%
Period Ended August 31,
 2001*****.........................    (0.21)      10.11          3.19%            70         1.31%             4.11%
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................       --(f)     1.00          0.09%         2,797         0.92%             0.13%
Year Ended August 31, 2003.........       --(f)     1.00          0.37%         1,733         0.99%             0.34%
Year Ended August 31, 2002.........    (0.01)       1.00          0.50%         2,278         1.26%             0.51%
Period Ended August 31,
 2001******........................    (0.02)       1.00          2.18%         4,160         1.18%             2.08%
LEADER MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................       --(f)     1.00          0.07%        86,406         1.15%             0.14%
Year Ended August 31, 2003.........       --(f)     1.00          0.46%        93,450         1.16%             0.47%
Year Ended August 31, 2002.........    (0.01)       1.00          1.24%       110,085         1.12%             1.24%
Period Ended August 31,
 2001******........................    (0.04)       1.00          4.09%       104,364         1.08%             3.92%

                                       RATIOS/SUPPLEMENTAL DATA
                                     ----------------------------

                                       EXPENSES TO      PORTFOLIO
                                         AVERAGE        TURNOVER
                                     NET ASSETS(b)(e)    RATE(c)
                                     ----------------   ---------
INVESTOR A SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February
 29, 2004+.........................        1.84%            11%
For the Period Ended August 31,
 2003*.............................        2.13%             8%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February
 29, 2004+.........................        1.49%             9%
Year Ended August 31, 2003.........        1.52%            12%
Year Ended August 31, 2002.........        1.50%             4%
Period Ended August 31, 2001**.....        1.55%             6%
LEADER BALANCED FUND
For the Six Months Ended February
 29, 2004+.........................        1.71%            19%
Year Ended August 31, 2003.........        1.71%            32%
Year Ended August 31, 2002.........        1.80%             2%
Period Ended August 31, 2001***....        1.95%             8%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February
 29, 2004+.........................        1.61%            12%
Year Ended August 31, 2003.........        1.69%            39%
Year Ended August 31, 2002.........        1.65%             0%
Period Ended August 31, 2001****...        1.66%            22%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February
 29, 2004+.........................        1.23%            65%
Year Ended August 31, 2003.........        1.25%            56%
Year Ended August 31, 2002.........        1.21%            61%
Period Ended August 31, 2001****...        1.22%            20%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February
 29, 2004+.........................        1.43%             9%
Year Ended August 31, 2003.........        1.47%            37%
Year Ended August 31, 2002.........        1.67%            20%
Period Ended August 31,
 2001*****.........................        2.02%            22%
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................        1.48%           N/A
Year Ended August 31, 2003.........        1.36%           N/A
Year Ended August 31, 2002.........        1.65%           N/A
Period Ended August 31,
 2001******........................        1.51%           N/A
LEADER MONEY MARKET FUND
For the Six Months Ended February
 29, 2004+.........................        1.33%           N/A
Year Ended August 31, 2003.........        1.34%           N/A
Year Ended August 31, 2002.........        1.29%           N/A
Period Ended August 31,
 2001******........................        1.26%           N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
INVESTOR B SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February 29,
 2004+.......................................   $11.36        $(0.05)          $1.05          $1.00        $   --       $   --
For the Period Ended August 31, 2003*........    10.00         (0.02)           1.38           1.36            --           --
LEADER GROWTH & INCOME FUND
For the Six Months Ended February 29,
 2004+.......................................    22.58          0.01            2.78           2.79         (0.03)          --
For the Period Ended August 31, 2003**.......    20.43          0.10            2.15           2.25         (0.10)          --
LEADER BALANCED FUND
For the Six Months Ended February 29,
 2004+.......................................     9.38          0.02            0.81           0.83         (0.04)          --
For the Period Ended August 31, 2003***......     8.89          0.14            0.49           0.63         (0.14)          --
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.30          0.10            0.28           0.38         (0.10)       (0.08)
For the Period Ended August 31, 2003****.....    10.31          0.20           (0.01)          0.19         (0.20)          --
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    12.83          0.18            0.34           0.52         (0.19)       (0.04)
For the Period Ended August 31, 2003**.......    12.96          0.36           (0.02)          0.34         (0.40)       (0.07)
LEADER SHORT TERM BOND FUND
For the Six Months Ended February 29,
 2004+.......................................    10.23          0.11            0.17           0.28         (0.11)          --
For the Period Ended August 31, 2003*****....    10.12          0.22            0.11           0.33         (0.22)          --

SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(f)           --             --(f)         --(f)        --
Year Ended August 31, 2003...................     1.00          0.01              --           0.01         (0.01)          --
Year Ended August 31, 2002...................     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.03              --(f)        0.03         (0.03)          --
LEADER MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+.......................................     1.00            --(f)           --(f)          --(f)         --(f)        --
Year Ended August 31, 2003...................     1.00          0.01              --(f)        0.01         (0.01)          --
Year Ended August 31, 2002...................     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001*******..........     1.00          0.05              --(f)        0.05         (0.05)          --

---------------

+        Unaudited.
*        From the commencement of operations on December 9, 2002.
**       From the commencement of operations on October 23, 2002.
***      From the commencement of operations on October 28, 2002.
****     From the commencement of operations on December 4, 2002.
*****    From the commencement of operations on December 20, 2002.
******   From the commencement of operations on October 5, 2000.
*******  From the commencement of operations on September 5, 2000.

(a)  Total return excludes sales charge for Investor B Shares.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                RATIOS/SUPPLEMENTAL DATA
                                                                                     ----------------------------------------------
                                                          NET ASSET                  NET ASSETS,        NET         NET INVESTMENT
                                                           VALUE,                      END OF       EXPENSES TO    INCOME/(LOSS) TO
                                            TOTAL          END OF        TOTAL         PERIOD         AVERAGE          AVERAGE
                                          DIVIDENDS        PERIOD     RETURN(a)(d)     (000'S)     NET ASSETS(e)    NET ASSETS(e)
                                          ---------       ---------   ------------   -----------   -------------   ----------------
INVESTOR B SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February 29,
 2004+..................................   $   --          $12.36         8.89%        $   327         2.14%            (1.43)%
For the Period Ended August 31, 2003*...       --           11.36        13.60%             66         2.27%            (1.32)%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February 29,
 2004+..................................    (0.03)          25.34        12.38%          1,289         2.13%            (0.15%)
For the Period Ended August 31,
 2003**.................................    (0.10)          22.58        11.10%            595         2.13%             0.26%
LEADER BALANCED FUND
For the Six Months Ended February 29,
 2004+..................................    (0.04)          10.17         8.92%            994         2.20%             0.06%
For the Period Ended August 31,
 2003***................................    (0.14)           9.38         7.21%            380         2.14%             1.33%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February 29,
 2004+..................................    (0.18)          10.50         3.74%          2,073         1.83%             2.01%
For the Period Ended August 31,
 2003****...............................    (0.20)          10.30         1.86%          2,058         1.88%             2.08%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February 29,
 2004+..................................    (0.23)          13.12         4.08%          1,109         1.92%             2.93%
For the Period Ended August 31,
 2003**.................................    (0.47)          12.83         2.61%          1,100         1.91%             2.59%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February 29,
 2004+..................................    (0.11)          10.40         2.79%          1,517         1.88%             2.21%
For the Period Ended August 31,
 2003*****..............................    (0.22)          10.23         3.28%          1,281         1.85%             2.61%

SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+..................................       --(f)         1.00         0.09%          1,110         0.87%             0.19%
Year Ended August 31, 2003..............    (0.01)           1.00         0.55%          1,110         0.80%             0.52%
Year Ended August 31, 2002..............    (0.01)           1.00         0.75%          1,110         1.00%             0.75%
Period Ended August 31, 2001******......    (0.03)           1.00         2.40%          1,110         0.98%             1.75%
LEADER MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+..................................       --(f)         1.00         0.19%          6,728         0.90%             0.39%
Year Ended August 31, 2003..............    (0.01)           1.00         0.72%         21,728         0.90%             0.67%
Year Ended August 31, 2002..............    (0.01)           1.00         1.49%         21,730         0.87%             1.55%
Period Ended August 31, 2001*******.....    (0.05)           1.00         4.82%         36,730         0.81%             4.50%

                                            RATIOS/SUPPLEMENTAL DATA
                                          ----------------------------

                                            EXPENSES TO      PORTFOLIO
                                              AVERAGE        TURNOVER
                                          NET ASSETS(b)(e)    RATE(c)
                                          ----------------   ---------
INVESTOR B SHARES
-----------------
LEADER GROWTH EQUITY FUND
For the Six Months Ended February 29,
 2004+..................................        2.54%            11%
For the Period Ended August 31, 2003*...        2.89%             8%
LEADER GROWTH & INCOME FUND
For the Six Months Ended February 29,
 2004+..................................        2.18%             9%
For the Period Ended August 31,
 2003**.................................        2.20%            12%
LEADER BALANCED FUND
For the Six Months Ended February 29,
 2004+..................................        2.40%            19%
For the Period Ended August 31,
 2003***................................        2.35%            32%
LEADER TAX-EXEMPT BOND FUND
For the Six Months Ended February 29,
 2004+..................................        2.31%            12%
For the Period Ended August 31,
 2003****...............................        2.40%            39%
LEADER INTERMEDIATE BOND FUND
For the Six Months Ended February 29,
 2004+..................................        1.94%            65%
For the Period Ended August 31,
 2003**.................................        1.94%            56%
LEADER SHORT TERM BOND FUND
For the Six Months Ended February 29,
 2004+..................................        2.13%             9%
For the Period Ended August 31,
 2003*****..............................        2.11%            37%
SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+..................................        1.22%           N/A
Year Ended August 31, 2003..............        1.11%           N/A
Year Ended August 31, 2002..............        1.40%           N/A
Period Ended August 31, 2001******......        1.31%           N/A
LEADER MONEY MARKET FUND
For the Six Months Ended February 29,
 2004+..................................        1.08%           N/A
Year Ended August 31, 2003..............        1.08%           N/A
Year Ended August 31, 2002..............        1.04%           N/A
Period Ended August 31, 2001*******.....        1.00%           N/A

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of eight series, the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund (formerly known as LEADER Intermediate Government Bond Fund), LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, and LEADER Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the LEADER Tax-Exempt Money Market Fund and the LEADER Money Market Fund are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund and the LEADER Money Market Fund are referred to as the "Money Market Funds".

Each Variable Fund offers three classes of shares: Institutional Shares, Investor A Shares and Investor B Shares. Each Money Market Fund offers three classes of shares: Institutional Shares, Investor A Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value.

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and

                                                             LEADER MUTUAL FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth Equity Fund, the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Redemption Fee: Effective February 1, 2004, if you sell your shares of the Variable Funds or exchange them for shares of another Fund within 30 days of the date purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. The fee is deducted from your redemption proceeds and retained by the Fund to offset the costs associated with short-term trading, such as portfolio transactions and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for the purposes of determining whether the redemption fee will be charged. Shares purchased prior to February 1, 2004 are not subject to the redemption fee.

Subject to limited exceptions, the fee will be charged on all covered redemptions and exchanges, including those made through retirement plans and brokerage accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). A redemption fee will not be imposed on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. CONVERSION OF COMMON TRUST

On December 9, 2002, the net assets of a certain common trust fund managed by Union Planters Investment Advisors, Inc. were exchanged in a tax-free conversion for Institutional shares of the corresponding LEADER Mutual Fund. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

                                                                                          NET ASSET        UNREALIZED
                                                                            NET ASSETS    VALUE PER       APPRECIATION
                                                            SHARES ISSUED   CONVERTED    SHARE ISSUED    (DEPRECIATION)
                                                            -------------   ----------   ------------    --------------
LEADER Growth Equity Fund.................................     72,811        $728,113       $10.00          $207,525

4. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE         ANNUAL FEE
                                                              BEFORE VOLUNTARY    AFTER VOLUNTARY
FUND                                                             REDUCTION           REDUCTION
----                                                          ----------------    ---------------
LEADER Growth Equity Fund...................................        0.75%              0.34%
LEADER Growth & Income Fund.................................        0.75%              0.70%
LEADER Balanced Fund........................................        0.80%              0.60%
LEADER Tax-Exempt Bond Fund.................................        0.50%              0.05%
LEADER Intermediate Bond Fund...............................        0.50%              0.48%
LEADER Short Term Bond Fund.................................        0.55%              0.30%
LEADER Tax-Exempt Money Market Fund.........................        0.40%              0.20%
LEADER Money Market Fund....................................        0.40%              0.25%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, is a subsidiary of the BISYS Group, Inc. BISYS, with whom certain officers of the Funds are affiliated, serves the Funds as Administrator and Distributor. Such individuals are paid no fees directly by the Funds for serving as officers of the Funds. As the administrator for the Trust, pursuant to an Administration Agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant and Transfer Agent of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc., receives a fee from the Trust at the annual rate of 0.03% of the Trust's average daily net assets up to $500 million, 0.02% of the Trust's average daily net assets in excess of $500 million up to $1 billion, and 0.01% of the Trust's average daily net assets in excess of $1 billion, subject to a minimum annual fee. Under the Transfer Agency Agreement, BISYS Fund Services, Inc., receives additional fees which are payable monthly.

The Trust, with respect to the Institutional Shares of each Fund, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide administrative support services to certain Fund shareholders who own Institutional Shares of the Funds that may also be customers of the financial institution.

The Trust has adopted two Rule 12b-1 Distribution and Service Plans (each, a "12b-1 Plan"), one with respect to Investor A Shares and the other with respect to Investor B Shares of the Funds. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing

                                                             LEADER MUTUAL FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

shareholder services. Under the Investor A Shares' 12b-1 Plan, the Trust will pay a fee at an annual rate of up to 0.30% and 0.50% of the average daily net assets with respect to Investor A Shares of the Variable Funds and Money Market Funds, respectively. Under the Investor B Shares' 12b-1 Plan, the Trust will pay a fee of up to 0.75% of the average daily net assets with respect to Investor B Shares of the Variable Funds.

The Trust, with respect to the Sweep Shares of the Money Market Funds and with respect to the Investor B Shares of the Variable Funds, has adopted a Shareholder Servicing Plan (each, a "Shareholder Servicing Plan"). The fee payable under each Shareholder Servicing Plan may be paid to financial institutions that provide administrative support services to certain Fund shareholders who own these share classes of the Funds that may also be customers of the financial institution. This fee is paid monthly at an annual rate of 0.25% of the average daily net assets of the Money Market Funds' respective Sweep Shares and the Variable Funds' respective Investor B Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the period ended February 29, 2004, BISYS received $147,829 of commissions on sales of shares of the Funds, of which $140,255 was allowed to affiliated broker/dealers of the Funds.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the period ended February 29, 2004 were as follows:

FUND                                                           PURCHASES       SALES
----                                                          -----------   -----------
LEADER Growth Equity Fund...................................  $20,753,308   $ 3,498,506
LEADER Growth & Income Fund.................................   14,109,272    14,583,893
LEADER Balanced Fund........................................   15,409,097     9,213,918
LEADER Tax-Exempt Bond Fund.................................    3,215,377     2,347,162
LEADER Intermediate Bond Fund...............................   73,814,556    74,648,639
LEADER Short Term Bond Fund.................................   25,339,771     4,475,937

6. CONCENTRATION OF CREDIT RISK

The LEADER Tax-Exempt Bond Fund and the LEADER Tax-Exempt Money Market Fund invest primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific or region.

                         [LEADER LOGO] MUTUAL FUNDS(R)
                         -----------------------------

04/04                                                                 SAR 02/04

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS [FILL IN THE BLANK], WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE. [THIS IS AN ANNUAL REQUIREMENT FOR CLOSED-END FUNDS.]

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE. [THIS IS AN ANNUAL REQUIREMENT FOR CLOSED-END FUNDS.]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE

DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE ONLY EFFECTIVE FOR ANNUAL REPORTS.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              LEADER Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Dale Smith          Dale Smith, Treasurer
                         -------------------------------------------------------

Date_______May 7, 2004_____________________________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Dale Smith          Dale Smith, Treasurer
                         -------------------------------------------------------

Date______ May 7, 2004______________________________

By (Signature and Title)*  /s/ R. Jeffrey Young    R. Jeffrey Young, President
                         -------------------------------------------------------

Date__________ May 7, 2004__________________________


* Print the name and title of each signing officer under his or her signature.